UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-4054

                   Oppenheimer AMT - Free New York Municipals
                   ------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: September 30
                                               ------------

                      Date of reporting period: 03/31/2008
                                                ----------


ITEM 1.  REPORTS TO STOCKHOLDERS.

MARCH 31, 2008
                                                                 [AMT-FREE LOGO]
--------------------------------------------------------------------------------
      OPPENHEIMER                                                   Management
      AMT-FREE NEW YORK                                            Commentaries
      MUNICIPALS                                                      and
                                                                  Semiannual
                                                                    Report
--------------------------------------------------------------------------------

      MANAGEMENT COMMENTARIES
           An Interview with Your Fund's Managers
           Listing of Top Holdings

      SEMIANNUAL REPORT
           Listing of Investments
           Financial Statements

      "AFTER 25 YEARS IN THE BUSINESS OF MUNICIPAL FUND MANAGEMENT, I STILL DON'T PRETEND TO HAVE SEEN IT ALL. BUT, ALLOWING TAX-FREE YIELDS TO COMPOUND OVER TIME HAS CLEARLY BEEN A WINNING STRATEGY FOR SHAREHOLDERS."

            -- RONALD H. FIELDING, Chief Strategist, Senior Vice President and
                          Senior Portfolio Manager, OPPENHEIMERFUNDS/ROCHESTER

                                                         [OPPENHEIMERFUNDS LOGO]

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

TOP TEN CATEGORIES
--------------------------------------------------------------------------------
Tobacco -- Master Settlement Agreement                                    24.7%
--------------------------------------------------------------------------------
Higher Education                                                          11.9
--------------------------------------------------------------------------------
Highways/Commuter Facilities                                              10.3
--------------------------------------------------------------------------------
Hospital/Health Care                                                       6.5
--------------------------------------------------------------------------------
General Obligation                                                         4.4
--------------------------------------------------------------------------------
Non-Profit Organization                                                    4.3
--------------------------------------------------------------------------------
Special Tax                                                                4.1
--------------------------------------------------------------------------------
Electric Utilities                                                         4.0
--------------------------------------------------------------------------------
Sales Tax Revenue                                                          3.9
--------------------------------------------------------------------------------
Adult Living Facilities                                                    3.1

Portfolio holdings are subject to change. Percentages are as of March 31, 2008, and are based on the total market value of investments.

CREDIT ALLOCATION
--------------------------------------------------------------------------------
AAA                                                                        8.4%
--------------------------------------------------------------------------------
AA                                                                        19.4
--------------------------------------------------------------------------------
A                                                                         19.5
--------------------------------------------------------------------------------
BBB                                                                       41.0
--------------------------------------------------------------------------------
BB or lower                                                               11.7

Allocations are subject to change. Percentages are as of March 31, 2008, and are dollar-weighted based on the total market value of investments. Market value, the total value of the Fund's securities, does not include cash. Securities rated by any rating organization are included in the equivalent Standard & Poor's rating category in the allocation above. The allocation above also includes unrated securities whose ratings have been assigned by the Manager; these unrated securities, currently 19.3% of the Fund's market value, are deemed comparable in the Manager's judgment to the rated securities in each category. Credit ratings of AAA, AA, A and BBB and their equivalents denote investment-grade securities.

                  17 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

NOTES
--------------------------------------------------------------------------------

      Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. THIS SEMIANNUAL REPORT MUST BE PRECEDED OR ACCOMPANIED BY THE CURRENT PROSPECTUS OF OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS. BEFORE INVESTING IN ANY OF THE OPPENHEIMER FUNDS, INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE FUNDS. FOR MORE INFORMATION, ASK YOUR FINANCIAL ADVISOR, CALL US AT 1.800.525.7048, OR VISIT OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ PROSPECTUSES CAREFULLY BEFORE INVESTING.

      The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

      CLASS A shares of the Fund were first publicly offered on 8/16/84. The average annual total returns are shown net of the applicable 4.75% maximum initial sales charge.

      CLASS B shares of the Fund were first publicly offered on 3/1/93. The average annual total returns are shown net of the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

      CLASS C shares of the Fund were first publicly offered on 8/29/95. The average annual total returns are shown net of the applicable 1% contingent deferred sales charge for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge. An explanation of the calculation of performance is in the Fund's Statement of Additional Information.

                  18 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

FUND EXPENSES
--------------------------------------------------------------------------------

      FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs:
      (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended March 31, 2008.

      ACTUAL EXPENSES. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

      HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at

                  19 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

FUND EXPENSES Continued
--------------------------------------------------------------------------------

      less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                             BEGINNING        ENDING          EXPENSES
                             ACCOUNT          ACCOUNT         PAID DURING
                             VALUE            VALUE           6 MONTHS ENDED
ACTUAL                       OCTOBER 1, 2007  MARCH 31, 2008  MARCH 31, 2008
--------------------------------------------------------------------------------
Class A                      $  1,000.00      $   949.90      $    7.29
--------------------------------------------------------------------------------
Class B                         1,000.00          945.90          11.40
--------------------------------------------------------------------------------
Class C                         1,000.00          946.10          11.21

HYPOTHETICAL
(5% return before expenses)
--------------------------------------------------------------------------------
Class A                         1,000.00        1,017.55           7.54
--------------------------------------------------------------------------------
Class B                         1,000.00        1,013.35          11.80
--------------------------------------------------------------------------------
Class C                         1,000.00        1,013.55          11.59

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended March 31, 2008 are as follows:

CLASS            EXPENSE RATIOS
-------------------------------
Class A              1.49%
-------------------------------
Class B              2.33
-------------------------------
Class C              2.29

The expense ratios reflect reduction to custodian expenses. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

                  20 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited
--------------------------------------------------------------------------------

  PRINCIPAL
     AMOUNT                                                          COUPON    MATURITY          VALUE
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- 124.6%
--------------------------------------------------------------------------------------------------------

NEW YORK -- 91.9%
$   700,000  Albany County, NY IDA (Albany College of Pharmacy)      5.625%  12/01/2034  $     660,793
------------------------------------------------------------------------------------------------------
    200,000  Albany County, NY IDA (Wildwood Programs) 1             4.900   07/01/2021        178,300
------------------------------------------------------------------------------------------------------
    125,000  Albany County, NY IDA (Wildwood Programs) 1             5.000   07/01/2026        111,953
------------------------------------------------------------------------------------------------------
    300,000  Albany, NY IDA (Albany Law School)                      5.000   07/01/2031        267,615
------------------------------------------------------------------------------------------------------
    335,000  Albany, NY IDA (Brighter Choice Charter School)         5.000   04/01/2027        286,981
------------------------------------------------------------------------------------------------------
    150,000  Albany, NY IDA (Brighter Choice Charter School)         5.000   04/01/2032        123,707
------------------------------------------------------------------------------------------------------
    100,000  Albany, NY IDA (Brighter Choice Charter School)         5.000   04/01/2037         80,809
------------------------------------------------------------------------------------------------------
 14,500,000  Albany, NY IDA (Charitable Leadership)                  5.750   07/01/2026     13,588,385
------------------------------------------------------------------------------------------------------
  1,000,000  Albany, NY IDA (Charitable Leadership)                  6.000   07/01/2019      1,002,790
------------------------------------------------------------------------------------------------------
    100,000  Albany, NY IDA (New Covenant Charter School)            7.000   05/01/2025         79,452
------------------------------------------------------------------------------------------------------
  1,140,000  Albany, NY IDA (Sage Colleges)                          5.250   04/01/2019      1,147,376
------------------------------------------------------------------------------------------------------
    500,000  Albany, NY IDA (Sage Colleges)                          5.300   04/01/2029        474,225
------------------------------------------------------------------------------------------------------
    850,000  Albany, NY IDA (St. Peter's Hospital)                   5.250   11/15/2032        788,010
------------------------------------------------------------------------------------------------------
  1,380,000  Albany, NY IDA, Series B                                5.750   11/15/2032      1,372,700
------------------------------------------------------------------------------------------------------
  4,205,000  Albany, NY IDA, Series D                                5.375   11/15/2032      3,971,959
------------------------------------------------------------------------------------------------------
  1,365,000  Albany, NY IDA, Series D                                5.750   11/15/2027      1,383,018
------------------------------------------------------------------------------------------------------
    100,000  Albany, NY Municipal Water Finance Authority            5.000   12/01/2033         99,850
------------------------------------------------------------------------------------------------------
     10,000  Albany, NY Parking Authority                            5.625   07/15/2025         10,176
------------------------------------------------------------------------------------------------------
     30,000  Allegany County, NY IDA (Houghton College)              5.250   01/15/2024         30,084
------------------------------------------------------------------------------------------------------
  2,875,000  Amherst, NY IDA (Beechwood Health Care Center)          5.200   01/01/2040      2,338,238
------------------------------------------------------------------------------------------------------
     50,000  Bethlehem, NY IDA (American Hsg. Foundation)            6.875   06/01/2039         54,144
------------------------------------------------------------------------------------------------------
  5,895,000  Brookhaven, NY IDA (Alternatives for Children)          7.550   02/01/2033      6,059,706
------------------------------------------------------------------------------------------------------
  9,235,000  Brookhaven, NY IDA (Dowling College)                    6.750   11/01/2032      9,334,276
------------------------------------------------------------------------------------------------------
    350,000  Broome County, NY IDA (University Plaza) 1              5.200   08/01/2030        291,533
------------------------------------------------------------------------------------------------------
    250,000  Broome County, NY IDA (University Plaza) 1              5.200   08/01/2036        201,988
------------------------------------------------------------------------------------------------------
    300,000  Bushnell Basin, NY Fire Assoc. (Volunteer Fire Dept.)   5.750   11/01/2030        273,036
------------------------------------------------------------------------------------------------------
     25,000  Canandaigua & Bristol, NY GO                            5.000   12/15/2027         25,542
------------------------------------------------------------------------------------------------------
     30,000  Canandaigua & Bristol, NY GO                            5.000   12/15/2028         30,557
------------------------------------------------------------------------------------------------------
     30,000  Canandaigua & Bristol, NY GO                            5.000   12/15/2029         30,552
------------------------------------------------------------------------------------------------------
     30,000  Canandaigua & Bristol, NY GO                            5.000   12/15/2030         30,506
------------------------------------------------------------------------------------------------------
     35,000  Canandaigua & Bristol, NY GO                            5.000   12/15/2031         35,509
     35,000  Canandaigua & Bristol, NY GO                            5.000   12/15/2032         35,430
------------------------------------------------------------------------------------------------------
     35,000  Canandaigua & Bristol, NY GO                            5.000   12/15/2033         35,427
------------------------------------------------------------------------------------------------------
     40,000  Canandaigua & Bristol, NY GO                            5.000   12/15/2034         40,430
------------------------------------------------------------------------------------------------------
     40,000  Canandaigua & Bristol, NY GO                            5.000   12/15/2035         40,426
------------------------------------------------------------------------------------------------------
     45,000  Canandaigua & Bristol, NY GO                            5.000   12/15/2036         45,445
------------------------------------------------------------------------------------------------------
     45,000  Canandaigua & Bristol, NY GO                            5.000   12/15/2037         45,410
------------------------------------------------------------------------------------------------------
     50,000  Canandaigua & Bristol, NY GO                            5.000   12/15/2038         50,448
------------------------------------------------------------------------------------------------------
     50,000  Canandaigua & Bristol, NY GO                            5.000   12/15/2039         50,437

                 21 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

    PRINCIPAL
       AMOUNT                                                        COUPON    MATURITY          VALUE
--------------------------------------------------------------------------------------------------------
NEW YORK Continued
$      55,000  Canandaigua & Bristol, NY GO                          5.000%  12/15/2040  $      55,472
------------------------------------------------------------------------------------------------------
       55,000  Canandaigua & Bristol, NY GO                          5.000   12/15/2041         55,459
------------------------------------------------------------------------------------------------------
       60,000  Canandaigua & Bristol, NY GO                          5.000   12/15/2042         60,491
------------------------------------------------------------------------------------------------------
       85,000  Cattaraugus County, NY IDA (Olean General Hospital)   5.250   08/01/2023         86,129
------------------------------------------------------------------------------------------------------
      500,000  Cattaraugus County, NY IDA (St. Bonaventure
               University)                                           5.000   05/01/2023        467,035
------------------------------------------------------------------------------------------------------
      620,000  Cattaraugus County, NY IDA (St. Bonaventure
               University)                                           5.100   05/01/2031        548,960
------------------------------------------------------------------------------------------------------
    1,570,000  Cayuga County, NY COP (Auburn Memorial Hospital)      6.000   01/01/2021      1,572,057
------------------------------------------------------------------------------------------------------
       90,000  Chautauqua, NY Utility District                       5.000   06/01/2022         93,791
------------------------------------------------------------------------------------------------------
      100,000  Chautauqua, NY Utility District                       5.000   06/01/2024        103,310
------------------------------------------------------------------------------------------------------
      110,000  Chautauqua, NY Utility District                       5.000   06/01/2026        112,809
------------------------------------------------------------------------------------------------------
    1,695,000  Clarence, NY IDA (Bristol Village)                    6.000   01/20/2044      1,783,598
------------------------------------------------------------------------------------------------------
      105,000  Coeymans, NY Fire District                            5.000   10/15/2019        111,451
------------------------------------------------------------------------------------------------------
      105,000  Coeymans, NY Fire District                            5.000   10/15/2020        110,948
------------------------------------------------------------------------------------------------------
      110,000  Coeymans, NY Fire District                            5.000   10/15/2021        115,721
------------------------------------------------------------------------------------------------------
      115,000  Coeymans, NY Fire District                            5.000   10/15/2022        120,512
------------------------------------------------------------------------------------------------------
      125,000  Coeymans, NY Fire District                            5.000   10/15/2023        130,581
------------------------------------------------------------------------------------------------------
      130,000  Coeymans, NY Fire District                            5.000   10/15/2024        135,126
------------------------------------------------------------------------------------------------------
      135,000  Coeymans, NY Fire District                            5.000   10/15/2025        139,884
------------------------------------------------------------------------------------------------------
      140,000  Coeymans, NY Fire District                            5.000   10/15/2026        144,612
------------------------------------------------------------------------------------------------------
       15,000  Deerfield, NY GO                                      5.500   06/15/2021         15,866
------------------------------------------------------------------------------------------------------
       15,000  Deerfield, NY GO                                      5.500   06/15/2022         15,798
------------------------------------------------------------------------------------------------------
       15,000  Deerfield, NY GO                                      5.500   06/15/2023         15,746
------------------------------------------------------------------------------------------------------
       15,000  Deerfield, NY GO                                      5.500   06/15/2024         15,753
------------------------------------------------------------------------------------------------------
       20,000  Deerfield, NY GO                                      5.500   06/15/2025         20,907
------------------------------------------------------------------------------------------------------
       20,000  Deerfield, NY GO                                      5.600   06/15/2026         20,825
------------------------------------------------------------------------------------------------------
       20,000  Deerfield, NY GO                                      5.600   06/15/2027         20,798
------------------------------------------------------------------------------------------------------
       20,000  Deerfield, NY GO                                      5.600   06/15/2028         20,737
------------------------------------------------------------------------------------------------------
       25,000  Deerfield, NY GO                                      5.600   06/15/2029         25,878
------------------------------------------------------------------------------------------------------
       25,000  Deerfield, NY GO                                      5.600   06/15/2030         25,845
------------------------------------------------------------------------------------------------------
       25,000  Deerfield, NY GO                                      5.600   06/15/2031         25,794
------------------------------------------------------------------------------------------------------
       25,000  Deerfield, NY GO                                      5.600   06/15/2032         25,770
------------------------------------------------------------------------------------------------------
       30,000  Deerfield, NY GO                                      5.600   06/15/2033         30,892
------------------------------------------------------------------------------------------------------
       30,000  Deerfield, NY GO                                      5.600   06/15/2034         30,873
------------------------------------------------------------------------------------------------------
       30,000  Deerfield, NY GO                                      5.600   06/15/2035         30,851
------------------------------------------------------------------------------------------------------
       35,000  Deerfield, NY GO                                      5.600   06/15/2036         35,970
------------------------------------------------------------------------------------------------------
   55,460,000  Dutchess County, NY IDA (Bard College)                5.000   08/01/2046     52,272,714
------------------------------------------------------------------------------------------------------
    8,440,000  Dutchess County, NY IDA (Elant Fishkill)              5.250   01/01/2037      7,012,458
------------------------------------------------------------------------------------------------------
    1,840,000  East Rochester, NY Hsg. Authority
               (St. John's Meadows)                                  5.000   02/15/2047      1,724,154
------------------------------------------------------------------------------------------------------
      500,000  Erie County, NY IDA (Charter School Applied Tech)     6.875   06/01/2035        491,490
------------------------------------------------------------------------------------------------------
    1,200,000  Erie County, NY IDA (DePaul Properties)               5.750   09/01/2028        990,312

                 22 | OPPENHE IMER AMT-FREE NEW YORK MUNICIPALS

    PRINCIPAL
       AMOUNT                                                           COUPON      MATURITY          VALUE
-------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     170,000  Erie County, NY IDA (DePaul Properties)                   6.500%   09/01/2018  $     160,361
-----------------------------------------------------------------------------------------------------------
      200,000  Erie County, NY IDA (Global Concepts Charter School)      6.250    10/01/2037        184,294
-----------------------------------------------------------------------------------------------------------
    5,600,000  Erie County, NY IDA (Medaille College)                    7.625    04/01/2035      5,983,880
-----------------------------------------------------------------------------------------------------------
    1,000,000  Erie County, NY IDA (Orchard Park CCRC)                   5.000    11/15/2014        962,570
-----------------------------------------------------------------------------------------------------------
    1,485,000  Erie County, NY IDA (Orchard Park CCRC)                   5.125    11/15/2016      1,416,868
-----------------------------------------------------------------------------------------------------------
    4,750,000  Erie County, NY IDA (Orchard Park CCRC) 1                 6.000    11/15/2036      4,259,468
-----------------------------------------------------------------------------------------------------------
    9,175,000  Erie County, NY IDA (The Episcopal Church Home) 1         5.875    02/01/2018      9,006,547
-----------------------------------------------------------------------------------------------------------
   10,145,000  Erie County, NY IDA (The Episcopal Church Home)           6.000    02/01/2028      9,534,677
-----------------------------------------------------------------------------------------------------------
   23,800,000  Erie County, NY Tobacco Asset Securitization Corp. 2      5.000    06/01/2045     20,778,233
-----------------------------------------------------------------------------------------------------------
   36,405,000  Erie County, NY Tobacco Asset Securitization Corp.        5.000    06/01/2038     32,369,870
-----------------------------------------------------------------------------------------------------------
    5,715,000  Erie County, NY Tobacco Asset Securitization Corp.        5.000    06/01/2045      4,989,309
-----------------------------------------------------------------------------------------------------------
   56,000,000  Erie County, NY Tobacco Asset Securitization Corp.        6.875 3  06/01/2050      2,296,560
-----------------------------------------------------------------------------------------------------------
   30,000,000  Erie County, NY Tobacco Asset Securitization Corp.        7.029 3  06/01/2055        677,400
-----------------------------------------------------------------------------------------------------------
      100,000  Essex County, NY IDA (North Country Community
               College Foundation)                                       5.000    06/01/2020         95,216
-----------------------------------------------------------------------------------------------------------
      130,000  Essex County, NY IDA (North Country Community
               College Foundation)                                       5.200    06/01/2025        119,631
-----------------------------------------------------------------------------------------------------------
      110,000  Essex County, NY IDA (North Country Community
               College Foundation)                                       5.300    06/01/2035         97,390
-----------------------------------------------------------------------------------------------------------
      175,000  Franklin County, NY IDA (North Country Community
               College Foundation)                                       5.200    06/01/2025        161,042
-----------------------------------------------------------------------------------------------------------
      815,000  Genesee County, NY IDA (United Memorial Medical Center)   5.000    12/01/2027        693,557
-----------------------------------------------------------------------------------------------------------
    3,750,000  Geneva, NY IDA (Hobart & William Smith Colleges) 1        5.375    02/01/2033      3,795,000
-----------------------------------------------------------------------------------------------------------
       75,000  Hempstead Village, NY GO                                  5.000    09/15/2024         71,636
-----------------------------------------------------------------------------------------------------------
       70,000  Hempstead Village, NY GO                                  5.000    09/15/2025         66,441
-----------------------------------------------------------------------------------------------------------
       70,000  Hempstead Village, NY GO                                  5.000    09/15/2026         65,857
-----------------------------------------------------------------------------------------------------------
       50,000  Hempstead, NY IDA (Hofstra University)                    5.000    07/01/2033         48,874
-----------------------------------------------------------------------------------------------------------
      410,000  Hempstead, NY IDA (Peninsula Counseling Center)           6.500    11/01/2038        389,451
-----------------------------------------------------------------------------------------------------------
    5,290,000  Hempstead, NY IDA (WORCA)                                 6.900    08/01/2033      4,992,755
-----------------------------------------------------------------------------------------------------------
      880,000  Herkimer County, NY IDA (Folts Adult Home)                5.500    03/20/2040        896,421
-----------------------------------------------------------------------------------------------------------
    1,790,000  Herkimer County, NY IDA (Herkimer County
               College Foundation) 1                                     6.250    08/01/2034      1,796,641
-----------------------------------------------------------------------------------------------------------
   25,685,000  Hudson Yards, NY Infrastructure Corp                      5.000    02/15/2047     24,800,665
-----------------------------------------------------------------------------------------------------------
    5,000,000  Hudson Yards, NY Infrastructure Corp.                     4.500    02/15/2047      4,520,200
-----------------------------------------------------------------------------------------------------------
    9,000,000  Hudson Yards, NY Infrastructure Corp.                     5.000    02/15/2047      8,704,710
-----------------------------------------------------------------------------------------------------------
    2,420,000  Islip, NY IDA (United Cerebral Palsy Assoc.) 1            6.250    12/01/2031      2,123,623
-----------------------------------------------------------------------------------------------------------
      280,000  Islip, NY IDA (United Cerebral Palsy Assoc.)              6.250    12/01/2031        245,708
-----------------------------------------------------------------------------------------------------------
    4,405,000  L.I., NY Power Authority, Series A 1                      5.125    09/01/2029      4,410,947
-----------------------------------------------------------------------------------------------------------
   23,000,000  L.I., NY Power Authority, Series C 2                      5.000    09/01/2033     22,705,945
-----------------------------------------------------------------------------------------------------------
    1,000,000  Lyons, NY Community Health Initiatives Corp.              5.550    09/01/2024      1,026,580
-----------------------------------------------------------------------------------------------------------
      665,000  Madison County, NY IDA (Commons II Student Hsg.)          5.000    06/01/2040        646,200

                  23 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

     PRINCIPAL
        AMOUNT                                                         COUPON      MATURITY          VALUE
------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$       10,000  Monroe County, NY GO                                    5.000%   06/01/2016  $      10,108
----------------------------------------------------------------------------------------------------------
       125,000  Monroe County, NY IDA (Cloverwood Senior Living)        5.875 4  05/01/2033        124,545
----------------------------------------------------------------------------------------------------------
        10,000  Monroe County, NY IDA (Cloverwood Senior Living)        6.000    05/01/2013          9,281
----------------------------------------------------------------------------------------------------------
       350,000  Monroe County, NY IDA (Rochester Institute of
                Technology) 1                                           5.250    04/01/2019        339,063
----------------------------------------------------------------------------------------------------------
       525,000  Monroe County, NY IDA (Rochester Institute of
                Technology) 1                                           5.375    04/01/2029        475,949
----------------------------------------------------------------------------------------------------------
       200,000  Monroe County, NY IDA (Summit at Brighton)              5.375    07/01/2032        166,864
----------------------------------------------------------------------------------------------------------
       400,000  Monroe County, NY IDA (Summit at Brighton) 1            5.500    07/01/2027        349,828
----------------------------------------------------------------------------------------------------------
   302,900,000  Monroe County, NY Tobacco Asset Securitization Corp.
                (TASC)                                                  7.701 3  06/01/2061      4,222,426
----------------------------------------------------------------------------------------------------------
     1,000,000  Monroe, NY Newpower Corp 1                              5.625    01/01/2026        939,550
----------------------------------------------------------------------------------------------------------
     4,000,000  Monroe, NY Newpower Corp. 1                             5.500    01/01/2034      3,564,240
----------------------------------------------------------------------------------------------------------
     1,510,000  Montgomery County, NY IDA (HFM Boces) 1                 5.000    07/01/2034      1,461,650
----------------------------------------------------------------------------------------------------------
       790,000  Nassau County, NY (CSMR)                                5.950    11/01/2022        759,198
----------------------------------------------------------------------------------------------------------
       225,000  Nassau County, NY Bridge Authority 1                    5.500    10/01/2019        229,896
----------------------------------------------------------------------------------------------------------
       120,000  Nassau County, NY IDA (ACDS)                            5.950    11/01/2022        115,321
----------------------------------------------------------------------------------------------------------
       545,000  Nassau County, NY IDA (ALIA-ACDS) 1                     6.125    09/01/2018        527,397
----------------------------------------------------------------------------------------------------------
     2,020,000  Nassau County, NY IDA (ALIA-AP)                         7.000    09/01/2028      2,013,395
----------------------------------------------------------------------------------------------------------
       760,000  Nassau County, NY IDA (ALIA-CMA) 1                      6.125    09/01/2018        732,936
----------------------------------------------------------------------------------------------------------
       840,000  Nassau County, NY IDA (ALIA-CSMR) 1                     6.125    09/01/2018        810,088
----------------------------------------------------------------------------------------------------------
       545,000  Nassau County, NY IDA (ALIA-EFLI) 1                     6.125    09/01/2018        525,593
----------------------------------------------------------------------------------------------------------
       435,000  Nassau County, NY IDA (ALIA-HAII) 1                     6.125    09/01/2018        419,510
----------------------------------------------------------------------------------------------------------
       505,000  Nassau County, NY IDA (ALIA-NCMRS) 1                    6.125    09/01/2018        487,017
----------------------------------------------------------------------------------------------------------
     1,000,000  Nassau County, NY IDA (Amsterdam at Harborside)         6.700    01/01/2043        985,410
----------------------------------------------------------------------------------------------------------
       100,000  Nassau County, NY IDA (Epilepsy Foundation of L.I.)     5.950    11/01/2022         96,101
----------------------------------------------------------------------------------------------------------
       185,000  Nassau County, NY IDA (Hispanic Counseling Center)      6.500    11/01/2037        173,608
----------------------------------------------------------------------------------------------------------
     2,675,000  Nassau County, NY IDA (Hispanic Counseling Center) 1    7.625    06/01/2033      2,580,626
----------------------------------------------------------------------------------------------------------
       105,000  Nassau County, NY IDA (Life's WORCA)                    5.950    11/01/2022        100,906
----------------------------------------------------------------------------------------------------------
       200,000  Nassau County, NY IDA (PLUS Group Home)                 6.150    11/01/2022        192,280
----------------------------------------------------------------------------------------------------------
        70,000  Nassau County, NY IDA (United Veteran's Beacon House)   6.500    11/01/2037         65,981
----------------------------------------------------------------------------------------------------------
        75,000  Nassau County, NY IDA, Series A-A                       6.000    07/02/2021         69,559
----------------------------------------------------------------------------------------------------------
       840,000  Nassau County, NY IDA, Series A-B                       6.000    07/01/2021        779,058
----------------------------------------------------------------------------------------------------------
        60,000  Nassau County, NY IDA, Series A-C                       6.000    07/01/2021         55,647
----------------------------------------------------------------------------------------------------------
        75,000  Nassau County, NY IDA, Series A-D                       6.000    07/01/2021         69,559
----------------------------------------------------------------------------------------------------------
    25,550,000  Nassau County, NY Tobacco Settlement Corp.              5.125    06/01/2046     22,749,720
----------------------------------------------------------------------------------------------------------
    85,990,000  Nassau County, NY Tobacco Settlement Corp.              6.151 3  06/01/2046      5,717,475
----------------------------------------------------------------------------------------------------------
    60,000,000  Nassau County, NY Tobacco Settlement Corp.              6.763 3  06/01/2060      1,153,800
----------------------------------------------------------------------------------------------------------
    42,830,000  Nassau County, NY Tobacco Settlement Corp. (TASC)       5.000    06/01/2035     38,275,886
----------------------------------------------------------------------------------------------------------
       115,000  New Hartford, NY GO                                     5.000    09/15/2022        117,542
----------------------------------------------------------------------------------------------------------
     2,500,000  Niagara County, NY IDA (American Ref-Fuel Company)      5.550    11/15/2024      2,454,825
----------------------------------------------------------------------------------------------------------
     1,000,000  Niagara County, NY IDA (Niagara Falls Memorial
                Medical Center)                                         5.250    06/01/2018        917,800

                  24 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

     PRINCIPAL
        AMOUNT                                                            COUPON      MATURITY           VALUE
----------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$      500,000  Niagara County, NY Tobacco Asset Securitization Corp. 1    6.250%   05/15/2034  $      508,725
--------------------------------------------------------------------------------------------------------------
       285,000  Niagara County, NY Tobacco Asset Securitization Corp.      6.250    05/15/2040         289,158
--------------------------------------------------------------------------------------------------------------
        20,000  Niagara County, NY Tobacco Asset Securitization Corp.
                (TASC)                                                     5.500    05/15/2019          20,043
--------------------------------------------------------------------------------------------------------------
       100,000  North Hempstead, NY Public Improvement, Series A           5.375    05/15/2015         100,317
--------------------------------------------------------------------------------------------------------------
     1,185,000  NY Counties Tobacco Trust I 1                              6.500    06/01/2035       1,214,400
--------------------------------------------------------------------------------------------------------------
    14,670,000  NY Counties Tobacco Trust II (TASC)                        5.625    06/01/2035      14,457,872
--------------------------------------------------------------------------------------------------------------
        20,000  NY Counties Tobacco Trust II (TASC)                        5.750    06/01/2043          19,908
--------------------------------------------------------------------------------------------------------------
     5,120,000  NY Counties Tobacco Trust III                              6.000    06/01/2043       5,169,203
--------------------------------------------------------------------------------------------------------------
       850,000  NY Counties Tobacco Trust IV                               5.000    06/01/2038         755,786
--------------------------------------------------------------------------------------------------------------
     5,900,000  NY Counties Tobacco Trust IV (TASC) 2                      5.000    06/01/2042       5,201,204
--------------------------------------------------------------------------------------------------------------
     3,500,000  NY Counties Tobacco Trust IV (TASC)                        0.000 5  06/01/2041       3,324,790
--------------------------------------------------------------------------------------------------------------
     9,240,000  NY Counties Tobacco Trust IV (TASC)                        5.000    06/01/2045       8,060,422
--------------------------------------------------------------------------------------------------------------
     3,500,000  NY Counties Tobacco Trust IV (TASC)                        6.650 4  06/01/2041         452,585
--------------------------------------------------------------------------------------------------------------
    84,200,000  NY Counties Tobacco Trust V                                6.830 3  06/01/2055       2,364,336
--------------------------------------------------------------------------------------------------------------
   334,000,000  NY Counties Tobacco Trust V                                7.850 3  06/01/2060       5,046,740
--------------------------------------------------------------------------------------------------------------
     2,300,000  NY Liberty Devel. Corp. (Goldman Sachs Headquarters) 1     5.250    10/01/2035       2,330,245
--------------------------------------------------------------------------------------------------------------
    20,420,000  NY MTA Service Contract, Series A                          5.125    01/01/2029      20,453,080
--------------------------------------------------------------------------------------------------------------
    30,000,000  NY MTA, Series A 2                                         5.000    11/15/2031      29,752,050
--------------------------------------------------------------------------------------------------------------
    13,840,000  NY MTA, Series A 2                                         5.125    11/15/2031      13,875,915
--------------------------------------------------------------------------------------------------------------
    10,000,000  NY MTA, Series A                                           5.000    11/15/2037       9,832,400
--------------------------------------------------------------------------------------------------------------
    15,000,000  NY MTA, Series A-1 6                                      10.000 4  11/01/2031      15,000,000
--------------------------------------------------------------------------------------------------------------
    18,000,000  NY MTA, Series F                                           5.000    11/15/2030      17,902,440
--------------------------------------------------------------------------------------------------------------
     1,680,000  NY Seneca Nation Indians Capital Improvements              5.000    12/01/2023       1,481,928
--------------------------------------------------------------------------------------------------------------
        50,000  NY Tobacco Settlement Financing Corp. (TASC)               5.250    06/01/2012          50,072
--------------------------------------------------------------------------------------------------------------
    10,000,000  NY Triborough Bridge & Tunnel Authority 2                  5.250    11/15/2023      10,302,900
--------------------------------------------------------------------------------------------------------------
        25,000  NY Triborough Bridge & Tunnel Authority                    5.000    01/01/2020          25,747
--------------------------------------------------------------------------------------------------------------
    10,240,000  NY Triborough Bridge & Tunnel Authority, Series B 2        5.000    11/15/2027      10,344,550
--------------------------------------------------------------------------------------------------------------
    64,340,000  NY Triborough Bridge & Tunnel Authority, Series B 2        5.000    11/15/2032      63,886,403
--------------------------------------------------------------------------------------------------------------
    18,200,000  NY Triborough Bridge & Tunnel Authority, Series B 2        5.125    11/15/2029      18,306,652
--------------------------------------------------------------------------------------------------------------
     3,870,000  NY TSASC, Inc. (TFABs)                                     4.750    06/01/2022       3,641,128
--------------------------------------------------------------------------------------------------------------
     4,875,000  NY TSASC, Inc. (TFABs)                                     5.000    06/01/2034       4,364,880
--------------------------------------------------------------------------------------------------------------
   125,420,000  NY TSASC, Inc. (TFABs)                                     5.125    06/01/2042     112,728,750
--------------------------------------------------------------------------------------------------------------
    20,000,000  NYC GO 2                                                   5.000    08/01/2021      20,578,300
--------------------------------------------------------------------------------------------------------------
     1,500,000  NYC GO                                                     5.000    01/01/2026       1,511,520
--------------------------------------------------------------------------------------------------------------
     1,500,000  NYC GO                                                     5.000    08/01/2026       1,509,960
--------------------------------------------------------------------------------------------------------------
       665,000  NYC GO                                                     5.000    10/15/2027         667,221
--------------------------------------------------------------------------------------------------------------
     3,185,000  NYC GO                                                     5.000    11/01/2028       3,191,943
--------------------------------------------------------------------------------------------------------------
       750,000  NYC GO                                                     5.000    04/01/2035         743,415
--------------------------------------------------------------------------------------------------------------
       585,000  NYC GO                                                     5.000    08/01/2035         579,794
--------------------------------------------------------------------------------------------------------------
        10,000  NYC GO                                                     5.300    01/15/2026          10,174

                  25 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                             COUPON       MATURITY           VALUE
-------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$         10,000        NYC GO                                               5.375%     08/01/2027  $       10,144
-------------------------------------------------------------------------------------------------------------------
         100,000        NYC GO                                               5.500      08/01/2010         101,229
-------------------------------------------------------------------------------------------------------------------
          45,000        NYC GO                                               5.500      06/01/2022          46,862
-------------------------------------------------------------------------------------------------------------------
         105,000        NYC GO                                               5.500      11/15/2037         105,591
-------------------------------------------------------------------------------------------------------------------
         680,000        NYC GO                                               5.875      08/01/2019         735,284
-------------------------------------------------------------------------------------------------------------------
          20,000        NYC GO                                               6.000      05/15/2008          20,061
-------------------------------------------------------------------------------------------------------------------
          45,000        NYC GO                                               6.000      05/15/2022          45,091
-------------------------------------------------------------------------------------------------------------------
           5,000        NYC GO                                               7.500      02/01/2019           5,016
-------------------------------------------------------------------------------------------------------------------
       2,500,000        NYC HDC (De Sales Assisted Living Devel.) 1          5.125      11/01/2018       2,548,175
-------------------------------------------------------------------------------------------------------------------
       1,300,619        NYC HDC (Keith Plaza)                                6.500      02/15/2018       1,302,544
-------------------------------------------------------------------------------------------------------------------
         750,000        NYC HDC (Multifamily Hsg.)                           4.750      11/01/2035         687,480
-------------------------------------------------------------------------------------------------------------------
       1,000,000        NYC HDC (Multifamily Hsg.)                           5.250      11/01/2030       1,003,050
-------------------------------------------------------------------------------------------------------------------
       2,000,000        NYC HDC (Multifamily Hsg.) 1                         5.250      11/01/2031       2,002,300
-------------------------------------------------------------------------------------------------------------------
         250,000        NYC HDC (Multifamily Hsg.), Series E                 6.250      05/01/2036         257,115
-------------------------------------------------------------------------------------------------------------------
         100,000        NYC Health & Hospital Corp.                          5.375      02/15/2026         100,409
-------------------------------------------------------------------------------------------------------------------
       1,975,000        NYC Health & Hospital Corp. 1                        5.450      02/15/2026       1,988,608
-------------------------------------------------------------------------------------------------------------------
       1,465,000        NYC IDA (American Council of Learned Societies)      5.250      07/01/2027       1,485,466
-------------------------------------------------------------------------------------------------------------------
          60,000        NYC IDA (Assoc. for Metroarea Autistic Children)     4.500      07/01/2021          50,173
-------------------------------------------------------------------------------------------------------------------
       2,760,000        NYC IDA (Beth Abraham Health Services) 1             6.500      02/15/2022       2,662,600
-------------------------------------------------------------------------------------------------------------------
         500,000        NYC IDA (Beth Abraham Health Services)               6.500      11/15/2027         495,320
-------------------------------------------------------------------------------------------------------------------
       2,100,000        NYC IDA (Beth Abraham Health Services) 1             6.500      11/15/2034       2,046,660
-------------------------------------------------------------------------------------------------------------------
       6,000,000        NYC IDA (Calhoun School) 1                           6.625      12/01/2034       6,111,780
-------------------------------------------------------------------------------------------------------------------
         500,000        NYC IDA (Calhoun School)                             6.625      12/01/2034         510,635
-------------------------------------------------------------------------------------------------------------------
         960,000        NYC IDA (Center for Elimination of Family Violence)  7.375      11/01/2036         957,120
-------------------------------------------------------------------------------------------------------------------
         830,000        NYC IDA (Center for Nursing/Rehabilitation)          5.375      08/01/2027         712,646
-------------------------------------------------------------------------------------------------------------------
         205,000        NYC IDA (Center for Nursing/Rehabilitation)          5.375      08/01/2027         176,075
-------------------------------------------------------------------------------------------------------------------
       3,240,000        NYC IDA (Chapin School)                              5.000      11/01/2038       2,601,720
-------------------------------------------------------------------------------------------------------------------
       3,755,000        NYC IDA (Community Resource Developmentally
                        Disabled) 1                                          7.500      08/01/2026       3,765,026
-------------------------------------------------------------------------------------------------------------------
         150,000        NYC IDA (Comprehensive Care Management)              6.000      05/01/2026         138,963
-------------------------------------------------------------------------------------------------------------------
         350,000        NYC IDA (Comprehensive Care Management)              6.125      11/01/2035         323,519
-------------------------------------------------------------------------------------------------------------------
         980,000        NYC IDA (Eger Harbor House)                          5.875      05/20/2044       1,024,433
-------------------------------------------------------------------------------------------------------------------
         725,000        NYC IDA (Family Support Systems)                     7.500      11/01/2034         674,511
-------------------------------------------------------------------------------------------------------------------
       1,530,000        NYC IDA (Gateway School of New York)                 5.550      06/01/2039       1,331,024
-------------------------------------------------------------------------------------------------------------------
         220,000        NYC IDA (Global Country World Peace)                 7.250      11/01/2025         201,078
-------------------------------------------------------------------------------------------------------------------
         170,000        NYC IDA (Global Country World Peace)                 7.250      11/01/2025         155,378
-------------------------------------------------------------------------------------------------------------------
       1,825,000        NYC IDA (Guttmacher Institute)                       5.75O      12/01/2036       1,559,554
-------------------------------------------------------------------------------------------------------------------
         805,000        NYC IDA (Independent Living Assoc.)                  6.200      07/01/2020         750,308
-------------------------------------------------------------------------------------------------------------------
      20,610,000        NYC IDA (Liberty-7 World Trade Center) 1             6.250      03/01/2015      20,847,015
-------------------------------------------------------------------------------------------------------------------
       8,550,000        NYC IDA (Liberty-7 World Trade Center) 1             6.750      03/01/2015       8,808,980
-------------------------------------------------------------------------------------------------------------------
      12,050,000        NYC IDA (Liberty-IAC/Interactive Corp.) 1            5.000      09/01/2035      10,279,253

                  26 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

       PRINCIPAL
          AMOUNT                                                       COUPON         MATURITY           VALUE
----------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$      3,700,000        NYC IDA (Lycee Francais De New York) 1          5.375%      06/01/2023   $   3,526,322
----------------------------------------------------------------------------------------------------------------
       4,000,000        NYC IDA (Lycee Francais De New York) 1          6.800       06/01/2028       4,160,320
----------------------------------------------------------------------------------------------------------------
         420,000        NYC IDA (Manhattan Community Access Corp.) 1    6.000       12/01/2036         362,065
----------------------------------------------------------------------------------------------------------------
         210,000        NYC IDA (Margaret Tietz Nursing &
                        Rehabilitation Center)                          6.375       11/01/2038         200,617
----------------------------------------------------------------------------------------------------------------
       1,020,000        NYC IDA (Margaret Tietz Nursing &
                        Rehabilitation Center)                          6.375       11/01/2038         974,426
----------------------------------------------------------------------------------------------------------------
         180,000        NYC IDA (Metropolitan College of New York)      5.750       03/01/2020         168,415
----------------------------------------------------------------------------------------------------------------
       2,300,000        NYC IDA (Montefiore Medical Center Corp.) 1     5.125       11/01/2035       2,305,681
----------------------------------------------------------------------------------------------------------------
       6,510,000        NYC IDA (Mount St. Vincent) 1                   5.250       06/01/2036       6,286,772
----------------------------------------------------------------------------------------------------------------
       1,375,000        NYC IDA (Polytechnic University) 1              5.250       11/01/2027       1,200,499
----------------------------------------------------------------------------------------------------------------
       1,200,000        NYC IDA (Polytechnic University)                5.250       11/01/2037         993,780
----------------------------------------------------------------------------------------------------------------
       1,380,000        NYC IDA (PSCH)                                  6.375       07/01/2033       1,380,883
----------------------------------------------------------------------------------------------------------------
         750,000        NYC IDA (Reece School)                          7.500       12/01/2037         682,095
----------------------------------------------------------------------------------------------------------------
         295,000        NYC IDA (Reece School)                          7.500       12/01/2037         268,291
----------------------------------------------------------------------------------------------------------------
       1,465,000        NYC IDA (Staten Island University Hospital)     6.450       07/01/2032       1,423,423
----------------------------------------------------------------------------------------------------------------
         756,500        NYC IDA (Studio School)                         7.000       11/01/2038         663,420
----------------------------------------------------------------------------------------------------------------
       6,020,000        NYC IDA (The Child School)                      7.550       06/01/2033       6,076,347
----------------------------------------------------------------------------------------------------------------
         995,000        NYC IDA (Tides Two Rivers Foundation)           5.650       12/01/2039         862,476
----------------------------------------------------------------------------------------------------------------
       3,560,000        NYC IDA (Unicef)                                5.300       11/01/2038       3,031,589
----------------------------------------------------------------------------------------------------------------
       5,600,000        NYC IDA (Urban Resource Institute)              7.375       11/01/2033       5,613,552
----------------------------------------------------------------------------------------------------------------
         785,000        NYC IDA (Vaughn College Aeronautics)            5.000       12/01/2021         713,447
----------------------------------------------------------------------------------------------------------------
         310,000        NYC IDA (Vaughn College Aeronautics)            5.000       12/01/2021         281,744
----------------------------------------------------------------------------------------------------------------
         150,000        NYC IDA (Vaughn College Aeronautics)            5.000       12/01/2028         126,783
----------------------------------------------------------------------------------------------------------------
         360,000        NYC IDA (Vaughn College Aeronautics)            5.000       12/01/2028         304,279
----------------------------------------------------------------------------------------------------------------
         100,000        NYC IDA (Vaughn College Aeronautics)            5.000       12/01/2031          82,778
----------------------------------------------------------------------------------------------------------------
       2,020,000        NYC IDA (Vaughn College Aeronautics) 1          5.250       12/01/2036       1,699,143
----------------------------------------------------------------------------------------------------------------
       5,600,000        NYC IDA (Vocational Instruction)                7.750       02/01/2033       4,247,208
----------------------------------------------------------------------------------------------------------------
       9,900,000        NYC IDA (Yankee Stadium)                        5.000       03/01/2046       9,476,973
----------------------------------------------------------------------------------------------------------------
       2,700,000        NYC IDA (Yeled Yalda Early Childhood)           5.725       11/01/2037       2,351,349
----------------------------------------------------------------------------------------------------------------
         850,000        NYC IDA (YMCA of Greater New York)              5.000       08/01/2036         811,555
----------------------------------------------------------------------------------------------------------------
       4,555,000        NYC IDA (YMCA of Greater New York) 1            5.250       08/01/2021       4,619,727
----------------------------------------------------------------------------------------------------------------
          80,000        NYC IDA (YMCA of Greater New York)              5.800       08/01/2016          83,546
----------------------------------------------------------------------------------------------------------------
      20,000,000        NYC Municipal Water Finance Authority 2         4.750       06/15/2035      19,288,600
----------------------------------------------------------------------------------------------------------------
      20,000,000        NYC Municipal Water Finance Authority 2         5.000       06/15/2037      19,958,700
----------------------------------------------------------------------------------------------------------------
          50,000        NYC Municipal Water Finance Authority           5.000       06/15/2032          50,084
----------------------------------------------------------------------------------------------------------------
         500,000        NYC Municipal Water Finance Authority           5.000       06/15/2038         497,645
----------------------------------------------------------------------------------------------------------------
          20,000        NYC Municipal Water Finance Authority           5.250       06/15/2025          20,712
----------------------------------------------------------------------------------------------------------------
       2,000,000        NYC Transitional Finance Authority (Future
                        Tax), Series E 1                                5.000       02/01/2033       2,004,960
----------------------------------------------------------------------------------------------------------------
       9,795,000        NYC Trust for Cultural Resources
                        (Manhattan School of Music) 6                   7.000 4     10/01/2029       9,795,000

                  27 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                  COUPON        MATURITY         VALUE
--------------------------------------------------------------------------------------------------------
NEW YORK Continued
$         50,000   NYC Trust for Cultural Resources
                   (Museum of American Folk Art)                   6.000%     07/01/2022   $    48,392
--------------------------------------------------------------------------------------------------------
          20,000   NYS DA (Audit & Control)                        5.000      04/01/2029        20,028
--------------------------------------------------------------------------------------------------------
         250,000   NYS DA (Cabrini Westchester)                    5.100      02/15/2026       257,170
--------------------------------------------------------------------------------------------------------
       4,800,000   NYS DA (Cabrini Westchester)                    5.200      02/15/2041     4,829,280
--------------------------------------------------------------------------------------------------------
         385,000   NYS DA (Chapel Oaks) 1                          5.450      07/01/2026       388,939
--------------------------------------------------------------------------------------------------------
         425,000   NYS DA (Concord Nursing Home)                   5.500      02/15/2030       434,422
--------------------------------------------------------------------------------------------------------
         450,000   NYS DA (Health Quest Systems) 1                 5.125      07/01/2037       450,455
--------------------------------------------------------------------------------------------------------
         175,000   NYS DA (Health Quest Systems)                   5.250      07/01/2027       178,194
--------------------------------------------------------------------------------------------------------
         300,000   NYS DA (Health Quest Systems)                   5.250      07/01/2027       305,475
--------------------------------------------------------------------------------------------------------
       1,870,000   NYS DA (Lenox Hill Hospital Obligated
                   Group)                                          5.500      07/01/2030     1,746,449
--------------------------------------------------------------------------------------------------------
       1,000,000   NYS DA (Maimonides Medical Center)              5.750      08/01/2024     1,001,330
--------------------------------------------------------------------------------------------------------
         750,000   NYS DA (Manhattan College)                      5.000      07/01/2041       695,130
--------------------------------------------------------------------------------------------------------
         365,000   NYS DA (Manhattan College)                      5.300      07/01/2037       360,689
--------------------------------------------------------------------------------------------------------
       1,290,000   NYS DA (Memorial Sloan-Kettering)               5.000      07/01/2035     1,282,299
--------------------------------------------------------------------------------------------------------
         750,000   NYS DA (Mental Health Services Facilities)      5.000      02/15/2030       752,115
--------------------------------------------------------------------------------------------------------
       2,100,000   NYS DA (Mental Health Services
                   Facilities) 1                                   5.000      02/15/2035     2,075,388
--------------------------------------------------------------------------------------------------------
         100,000   NYS DA (Mental Health)                          5.250      02/15/2019       102,121
--------------------------------------------------------------------------------------------------------
         665,000   NYS DA (Montefiore Medical Center)              5.450      08/01/2029       672,002
--------------------------------------------------------------------------------------------------------
         600,000   NYS DA (MSH/NYU Hospital Center/HJDOI
                   Obligated Group)                                5.500      07/01/2026       599,964
--------------------------------------------------------------------------------------------------------
       8,990,000   NYS DA (MSH/NYU Hospital Center/HJDOI
                   Obligated Group) 1                              6.500      07/01/2025     9,287,209
--------------------------------------------------------------------------------------------------------
         900,000   NYS DA (Mt. Sinai/NYU Health)                   5.500      07/01/2026       900,099
--------------------------------------------------------------------------------------------------------
          40,000   NYS DA (Mt. Sinai/NYU Health)                   6.500      07/01/2017        41,781
--------------------------------------------------------------------------------------------------------
         270,000   NYS DA (Municipal Health Facilities)            5.500      05/15/2017       276,024
--------------------------------------------------------------------------------------------------------
       2,000,000   NYS DA (New York Hospital Medical Center
                   of Queens)                                      4.750      02/15/2037     1,915,080
--------------------------------------------------------------------------------------------------------
       1,360,000   NYS DA (New York Methodist Hospital)            5.250      07/01/2024     1,332,242
--------------------------------------------------------------------------------------------------------
       6,885,000   NYS DA (North Shore University Hospital/
                   L.I. Jewish Medical Center Obligated
                   Group) 2,7                                      3.000 4    05/01/2033     4,819,505
--------------------------------------------------------------------------------------------------------
       5,515,000   NYS DA (North Shore University Hospital/
                   L.I. Jewish Medical Center) 1                   5.000      05/01/2025     5,514,779
--------------------------------------------------------------------------------------------------------
         240,000   NYS DA (North Shore University Hospital/
                   L.I. Jewish Medical Center)                     5.000      05/01/2027       236,796
--------------------------------------------------------------------------------------------------------
       2,500,000   NYS DA (North Shore University Hospital/
                   L.I. Jewish Medical Center) 1                   5.000      05/01/2032     2,395,250
--------------------------------------------------------------------------------------------------------
       1,000,000   NYS DA (North Shore University Hospital/
                   L.I. Jewish Medical Center)                     5.000      05/01/2037       950,030
--------------------------------------------------------------------------------------------------------
       7,500,000   NYS DA (NSLIJHS/LIMC/NSUHGC Obligated
                   Group)                                          5.000      11/01/2026     7,283,175
--------------------------------------------------------------------------------------------------------
         680,000   NYS DA (Nursing Home)                           4.900      02/15/2041       657,336
--------------------------------------------------------------------------------------------------------
         820,000   NYS DA (Nursing Home)                           4.950      02/15/2045       787,766


                  28 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

     PRINCIPAL
        AMOUNT                                                  COUPON         MATURITY           VALUE
---------------------------------------------------------------------------------------------------------
NEW YORK Continued
$    2,000,000   NYS DA (NYU Hospital)                           5.000%      07/01/2036   $   1,699,280
---------------------------------------------------------------------------------------------------------
       325,000   NYS DA (Ozanam Hall of Queens Nursing Home)     5.000       11/01/2026         328,377
---------------------------------------------------------------------------------------------------------
       350,000   NYS DA (Ozanam Hall of Queens Nursing Home)     5.000       11/01/2031         350,711
---------------------------------------------------------------------------------------------------------
    17,100,000   NYS DA (Pace University) 6                      8.250 4     07/01/2029      17,100,000
---------------------------------------------------------------------------------------------------------
       490,000   NYS DA (Providence Rest)                        5.000       07/01/2035         388,051
---------------------------------------------------------------------------------------------------------
     1,300,000   NYS DA (Providence Rest)                        5.125       07/01/2030       1,077,180
---------------------------------------------------------------------------------------------------------
       340,000   NYS DA (Providence Rest)                        5.250       07/01/2025         298,996
---------------------------------------------------------------------------------------------------------
       650,000   NYS DA (Rochester General Hospital)             5.000       12/01/2035         602,290
---------------------------------------------------------------------------------------------------------
        70,000   NYS DA (Sarah Neuman Nursing Home)              5.500       08/01/2037          70,253
---------------------------------------------------------------------------------------------------------
     5,000,000   NYS DA (School District Financing)              5.750       10/01/2030       5,172,850
---------------------------------------------------------------------------------------------------------
     4,000,000   NYS DA (SS Joachim & Anne Residence)            5.250       07/01/2027       4,010,240
---------------------------------------------------------------------------------------------------------
        65,000   NYS DA (St. Joseph's Hospital Health Center)    5.250       07/01/2018          66,156
---------------------------------------------------------------------------------------------------------
    13,200,000   NYS DA (St. Lukes Roosevelt Hospital)           4.900       08/15/2031      12,925,836
---------------------------------------------------------------------------------------------------------
     5,465,000   NYS DA (The Highlands Living) 1                 6.600       02/01/2034       5,511,890
---------------------------------------------------------------------------------------------------------
       500,000   NYS DA (Various School Districts)               5.000       04/01/2035         500,290
---------------------------------------------------------------------------------------------------------
     1,000,000   NYS DA (W.K. Nursing Home)                      6.125       02/01/2036       1,002,880
---------------------------------------------------------------------------------------------------------
     1,220,000   NYS DA (Winthrop University Hospital)           5.500       07/01/2023       1,230,943
---------------------------------------------------------------------------------------------------------
       100,000   NYS DA (Winthrop University Hospital/
                 South Nassau Communities Hospital
                 Obligated Group)                                5.500       07/01/2032          97,252
---------------------------------------------------------------------------------------------------------
        20,000   NYS EFC (Clean Water & Drinking Revolving
                 Funds)                                          5.000       06/15/2027          20,163
---------------------------------------------------------------------------------------------------------
        85,000   NYS EFC (NYS Water Services)                    6.600       09/15/2012          85,294
---------------------------------------------------------------------------------------------------------
        10,000   NYS EFC (State Water Revolving Fund)            5.750       01/15/2013          10,027
---------------------------------------------------------------------------------------------------------
     1,815,000   NYS ERDA (Brooklyn Union Gas Company) 1         5.500       01/01/2021       1,826,816
---------------------------------------------------------------------------------------------------------
       200,000   NYS ERDA (LILCO)                                5.150       03/01/2016         200,400
---------------------------------------------------------------------------------------------------------
       100,000   NYS GO                                          5.375       10/01/2011         100,230
---------------------------------------------------------------------------------------------------------
        10,000   NYS HFA (Hospital & Healthcare)                 5.150       11/01/2016          10,227
---------------------------------------------------------------------------------------------------------
     9,260,000   NYS HFA, Series A 1                             6.100       11/01/2015       9,288,613
---------------------------------------------------------------------------------------------------------
       125,000   NYS Medcare (Hospital & Nursing Home)           5.400       08/15/2033         125,011
---------------------------------------------------------------------------------------------------------
       115,000   NYS Medcare (Hospital & Nursing Home)           6.200       08/15/2023         115,243
---------------------------------------------------------------------------------------------------------
       640,000   NYS Medcare (Hospital & Nursing Home)           6.300       08/15/2023         641,434
---------------------------------------------------------------------------------------------------------
        50,000   NYS Medcare (Hospital & Nursing Home)           6.375       08/15/2033          50,115
---------------------------------------------------------------------------------------------------------
        15,000   NYS UDC (Subordinated Lien)                     5.375       07/01/2022          15,071
---------------------------------------------------------------------------------------------------------
       295,000   NYS UDC (Subordinated Lien) 1                   5.500       07/01/2022         296,404
---------------------------------------------------------------------------------------------------------
       250,000   Oneida County, NY IDA (Mohawk Valley
                 Handicapped Services)                           5.300       03/15/2019         237,918
---------------------------------------------------------------------------------------------------------
        55,000   Onondaga County, NY IDA (Salina Free Library)   5.500       12/01/2022          56,570
---------------------------------------------------------------------------------------------------------
     1,000,000   Orange County, NY IDA (Glen Arden) 1            5.625       01/01/2018         957,230
---------------------------------------------------------------------------------------------------------
       275,000   Orange County, NY IDA (Glen Arden)              5.700       01/01/2028         242,492
---------------------------------------------------------------------------------------------------------
     1,600,000   Otsego County, NY IDA (Hartwick College)        5.900       07/01/2022       1,577,872
---------------------------------------------------------------------------------------------------------
    15,205,000   Port Authority NY/NJ (Delta Air Lines) 6        6.950       06/01/2008      15,186,298

                  29 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                             COUPON       MATURITY           VALUE
--------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$     38,280,000   Port Authority NY/NJ, 140th Series 2                       5.000%    12/01/2034   $  38,281,340
--------------------------------------------------------------------------------------------------------------------
       3,180,000   Rensselaer County, NY IDA (Emma Willard School)            5.000     01/01/2026       3,239,084
--------------------------------------------------------------------------------------------------------------------
       3,550,000   Rensselaer County, NY IDA (Emma Willard School)            5.000     01/01/2031       3,558,769
--------------------------------------------------------------------------------------------------------------------
       6,275,000   Rensselaer County, NY IDA (Emma Willard School)            5.000     01/01/2036       6,265,148
--------------------------------------------------------------------------------------------------------------------
       2,600,000   Rensselaer County, NY IDA (Rensselaer Polytechnical
                   Institute)                                                 5.000     03/01/2036       2,550,028
--------------------------------------------------------------------------------------------------------------------
       2,680,000   Rensselaer County, NY Tobacco Asset Securitization Corp.   5.625     06/01/2035       2,641,247
--------------------------------------------------------------------------------------------------------------------
       2,000,000   Rensselaer County, NY Tobacco Asset Securitization Corp.   5.750     06/01/2043       1,990,840
--------------------------------------------------------------------------------------------------------------------
      10,605,000   Rensselaer, NY City School District COP                    5.000     06/01/2026      10,212,085
--------------------------------------------------------------------------------------------------------------------
       1,060,000   Rockland County, NY Tobacco Asset Securitization Corp.     5.625     08/15/2035       1,044,630
--------------------------------------------------------------------------------------------------------------------
       3,150,000   Rockland County, NY Tobacco Asset Securitization Corp.     5.750     08/15/2043       3,135,573
--------------------------------------------------------------------------------------------------------------------
     101,000,000   Rockland County, NY Tobacco Asset Securitization Corp.     6.252 3   08/15/2045       6,634,690
--------------------------------------------------------------------------------------------------------------------
      53,000,000   Rockland County, NY Tobacco Asset Securitization Corp.     6.637 3   08/15/2050       2,139,610
--------------------------------------------------------------------------------------------------------------------
      50,000,000   Rockland County, NY Tobacco Asset Securitization Corp.     7.676 3   08/15/2060         743,000
--------------------------------------------------------------------------------------------------------------------
       2,500,000   Saratoga County, NY IDA (Saratoga Hospital/Saratoga
                   Care/Benedict Community Health Center)                     5.125     12/01/2033       2,368,400
--------------------------------------------------------------------------------------------------------------------
         450,000   Saratoga County, NY IDA (Saratoga Hospital/ Saratoga
                   Care/Saratoga Care Family Health Centers)                  5.125     12/01/2027         426,731
--------------------------------------------------------------------------------------------------------------------
       1,000,000   Saratoga County, NY IDA (Saratoga Hospital/ Saratoga
                   Care/Saratoga Care Family Health Centers)                  5.250     12/01/2032         936,940
--------------------------------------------------------------------------------------------------------------------
         350,000   Seneca County, NY IDA (New York Chiropractic College)      5.000     10/01/2027         327,086
--------------------------------------------------------------------------------------------------------------------
          45,000   Sodus Village, NY GO                                       5.000     05/15/2032          46,594
--------------------------------------------------------------------------------------------------------------------
          45,000   Sodus Village, NY GO                                       5.000     05/15/2033          46,530
--------------------------------------------------------------------------------------------------------------------
          45,000   Sodus Village, NY GO                                       5.000     05/15/2034          46,506
--------------------------------------------------------------------------------------------------------------------
          45,000   Sodus Village, NY GO                                       5.000     05/15/2035          46,462
--------------------------------------------------------------------------------------------------------------------
          45,000   Sodus Village, NY GO                                       5.000     05/15/2036          46,428
--------------------------------------------------------------------------------------------------------------------
          45,000   Sodus Village, NY GO                                       5.000     05/15/2037          46,394
--------------------------------------------------------------------------------------------------------------------
         250,000   SONYMA, Series 83                                          5.550     10/01/2027         251,325
--------------------------------------------------------------------------------------------------------------------
          15,000   St. Lawrence County, NY IDA (Clarkson University)          5.000     07/01/2033          14,871
--------------------------------------------------------------------------------------------------------------------
         180,000   Suffolk County, NY IDA (ALIA-ACLD)                         5.950     10/01/2021         164,052
--------------------------------------------------------------------------------------------------------------------
          95,000   Suffolk County, NY IDA (ALIA-Adelante)                     6.500     11/01/2037          89,319
--------------------------------------------------------------------------------------------------------------------
         200,000   Suffolk County, NY IDA (ALIA-Civic Facility)               5.950     11/01/2022         191,778
--------------------------------------------------------------------------------------------------------------------
         250,000   Suffolk County, NY IDA (ALIA-DDI)                          5.950     10/01/2021         227,850
--------------------------------------------------------------------------------------------------------------------
          60,000   Suffolk County, NY IDA (ALIA-FREE)                         5.950     10/01/2021          54,684
--------------------------------------------------------------------------------------------------------------------
          35,000   Suffolk County, NY IDA (ALIA-IGHL)                         5.950     10/01/2021          31,899
--------------------------------------------------------------------------------------------------------------------
         120,000   Suffolk County, NY IDA (ALIA-IGHL)                         5.950     11/01/2022         115,067
--------------------------------------------------------------------------------------------------------------------
          25,000   Suffolk County, NY IDA (ALIA-IGHL)                         6.000     10/01/2031          21,932
--------------------------------------------------------------------------------------------------------------------
       4,000,000   Suffolk County, NY IDA (ALIA-IGHL)                         7.250     12/01/2033       4,086,760
--------------------------------------------------------------------------------------------------------------------
         320,000   Suffolk County, NY IDA (ALIA-LIHIA)                        5.950     11/01/2022         306,845
--------------------------------------------------------------------------------------------------------------------
         125,000   Suffolk County, NY IDA (ALIA-NYS ARC)                      5.950     11/01/2022         119,861
--------------------------------------------------------------------------------------------------------------------
         155,000   Suffolk County, NY IDA (ALIA-UCPAGS)                       5.950     10/01/2021         141,267

                  30 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

       PRINCIPAL
          AMOUNT                                                             COUPON       MATURITY           VALUE
--------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$        390,000   Suffolk County, NY IDA (ALIA-UVBH)                         6.500%    11/01/2037   $     366,678
--------------------------------------------------------------------------------------------------------------------
         125,000   Suffolk County, NY IDA (ALIA-WORCA)                        5.950     11/01/2022         119,861
--------------------------------------------------------------------------------------------------------------------
          20,000   Suffolk County, NY IDA (Catholic Charities)                6.000     10/01/2020          18,673
--------------------------------------------------------------------------------------------------------------------
          25,000   Suffolk County, NY IDA (DDI)                               6.000     10/01/2020          23,342
--------------------------------------------------------------------------------------------------------------------
          25,000   Suffolk County, NY IDA (DDI)                               6.000     10/01/2020          23,185
--------------------------------------------------------------------------------------------------------------------
       8,460,000   Suffolk County, NY IDA (Dowling College)                   5.000     06/01/2036       6,670,287
--------------------------------------------------------------------------------------------------------------------
         195,000   Suffolk County, NY IDA (Dowling College)                   6.700     12/01/2020         195,917
--------------------------------------------------------------------------------------------------------------------
         660,000   Suffolk County, NY IDA (Easter Long Island Hospital
                   Assoc.)                                                    5.375     01/01/2027         569,547
--------------------------------------------------------------------------------------------------------------------
         685,000   Suffolk County, NY IDA (Easter Long Island Hospital
                   Assoc.)                                                    5.500     01/01/2037         567,543
--------------------------------------------------------------------------------------------------------------------
          15,000   Suffolk County, NY IDA (Independent Group Home Living)     6.000     10/01/2020          14,005
--------------------------------------------------------------------------------------------------------------------
      10,550,000   Suffolk County, NY IDA (Jefferson's Ferry)                 5.000     11/01/2028       9,346,034
--------------------------------------------------------------------------------------------------------------------
       1,000,000   Suffolk County, NY IDA (L.I. Network Community Services)   7.550     02/01/2034       1,002,670
--------------------------------------------------------------------------------------------------------------------
         620,000   Suffolk County, NY IDA (Nassau-Suffolk Services for
                   Autism)                                                    6.750     11/01/2036         556,717
--------------------------------------------------------------------------------------------------------------------
         210,000   Suffolk County, NY IDA (Nassau-Suffolk Services for
                   Autism)                                                    6.750     11/01/2036         188,565
--------------------------------------------------------------------------------------------------------------------
       5,985,000   Suffolk County, NY IDA (Pederson-Krager Center)            7.000     11/01/2035       5,894,746
--------------------------------------------------------------------------------------------------------------------
         505,000   Suffolk County, NY IDA (Pederson-Krager Center)            7.200     02/01/2035         507,449
--------------------------------------------------------------------------------------------------------------------
         215,000   Suffolk County, NY IDA (Special Needs Facilities
                   Pooled Program)                                            5.250     07/01/2022         197,650
--------------------------------------------------------------------------------------------------------------------
          35,000   Suffolk County, NY IDA (Suffolk Hotels)                    6.000     10/01/2020          32,678
--------------------------------------------------------------------------------------------------------------------
         510,000   Sullivan County, NY Community College COP 6                5.750     08/15/2025         451,299
--------------------------------------------------------------------------------------------------------------------
         530,000   Sullivan County, NY IDA (Center for Discovery)             5.625     06/01/2013         507,698
--------------------------------------------------------------------------------------------------------------------
       1,570,000   Sullivan County, NY IDA (Center for Discovery)             5.875     07/01/2022       1,434,101
--------------------------------------------------------------------------------------------------------------------
         665,000   Sullivan County, NY IDA (Center for Discovery)             6.000     06/01/2019         623,145
--------------------------------------------------------------------------------------------------------------------
       1,540,000   Sullivan County, NY IDA (Center for Discovery)             6.000     07/01/2037       1,356,678
--------------------------------------------------------------------------------------------------------------------
         495,000   Sullivan County, NY IDA (Center for Discovery)             6.500     06/01/2025         469,656
--------------------------------------------------------------------------------------------------------------------
         505,000   Sullivan County, NY IDA (Center for Discovery)             6.950     02/01/2035         506,151
--------------------------------------------------------------------------------------------------------------------
         445,000   Syracuse, NY IDA (Crouse Irving Companies)                 5.250     01/01/2017         452,173
--------------------------------------------------------------------------------------------------------------------
         175,000   Tompkins County, NY IDA (Kendal at Ithaca)                 5.500     07/01/2024         175,072
--------------------------------------------------------------------------------------------------------------------
       1,475,000   Ulster County, NY IDA (Benedictine Hospital)               6.500     11/01/2036       1,362,989
--------------------------------------------------------------------------------------------------------------------
          25,000   Ulster County, NY IDA (Mid-Hudson Family Health
                   Institute)                                                 5.300     07/01/2016          25,337
--------------------------------------------------------------------------------------------------------------------
       4,000,000   Utica, NY IDA (Utica College Civic Facility)               5.750     08/01/2028       3,764,600
--------------------------------------------------------------------------------------------------------------------
       1,250,000   Utica, NY IDA (Utica College Civic Facility)               6.750     12/01/2021       1,312,975
--------------------------------------------------------------------------------------------------------------------
          30,000   Voorheesville, NY GO                                       5.000     02/15/2023          31,967
--------------------------------------------------------------------------------------------------------------------
          35,000   Voorheesville, NY GO                                       5.000     02/15/2024          37,081
--------------------------------------------------------------------------------------------------------------------
          35,000   Voorheesville, NY GO                                       5.000     02/15/2025          36,948
--------------------------------------------------------------------------------------------------------------------
          35,000   Voorheesville, NY GO                                       5.000     02/15/2026          36,816
--------------------------------------------------------------------------------------------------------------------
          40,000   Voorheesville, NY GO                                       5.000     02/15/2027          42,063
--------------------------------------------------------------------------------------------------------------------
          40,000   Voorheesville, NY GO                                       5.000     02/15/2028          41,973
--------------------------------------------------------------------------------------------------------------------
          40,000   Voorheesville, NY GO                                       5.000     02/15/2029          41,895
--------------------------------------------------------------------------------------------------------------------
          45,000   Voorheesville, NY GO                                       5.000     02/15/2030          47,064

                  31 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                            COUPON        MATURITY            VALUE
---------------------------------------------------------------------------------------------------------------------
NEW YORK Continued
$         45,000   Voorheesville, NY GO                                      5.000%     02/15/2031   $       46,762
---------------------------------------------------------------------------------------------------------------------
          50,000   Voorheesville, NY GO                                      5.000      02/15/2032           51,943
---------------------------------------------------------------------------------------------------------------------
          50,000   Voorheesville, NY GO                                      5.000      02/15/2033           51,847
---------------------------------------------------------------------------------------------------------------------
          55,000   Voorheesville, NY GO                                      5.000      02/15/2034           57,019
---------------------------------------------------------------------------------------------------------------------
          55,000   Voorheesville, NY GO                                      5.000      02/15/2035           56,950
---------------------------------------------------------------------------------------------------------------------
          60,000   Voorheesville, NY GO                                      5.000      02/15/2036           62,083
---------------------------------------------------------------------------------------------------------------------
          60,000   Voorheesville, NY GO                                      5.000      02/15/2037           62,038
---------------------------------------------------------------------------------------------------------------------
         370,000   Westchester County, NY IDA (Field Home)                   6.500      08/15/2022          358,171
---------------------------------------------------------------------------------------------------------------------
         250,000   Westchester County, NY IDA (Guiding Eyes for the
                   Blind) 1                                                  5.375      08/01/2024          250,063
---------------------------------------------------------------------------------------------------------------------
       1,810,000   Westchester County, NY IDA (Rippowam-Cisqua School)       5.750      06/01/2029        1,675,427
---------------------------------------------------------------------------------------------------------------------
         320,000   Westchester County, NY IDA (Schnurmacher Center)          6.500      11/01/2013          330,534
---------------------------------------------------------------------------------------------------------------------
         600,000   Westchester County, NY IDA (Schnurmacher Center)          6.500      11/01/2033          587,142
---------------------------------------------------------------------------------------------------------------------
         300,000   Westchester County, NY Tobacco Asset Securitization
                   Corp.                                                     5.000      06/01/2026          278,232
---------------------------------------------------------------------------------------------------------------------
      10,790,000   Westchester County, NY Tobacco Asset Securitization
                   Corp.                                                     5.125      06/01/2045        9,616,156
---------------------------------------------------------------------------------------------------------------------
         500,000   Yonkers, NY GO 1                                          5.000      08/01/2035          500,270
                                                                                                     ----------------
                                                                                                      1,270,442,430
---------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--32.7%
       3,280,000   Guam GO 1                                                 5.400      11/15/2018        3,057,222
---------------------------------------------------------------------------------------------------------------------
         500,000   Guam Government Waterworks Authority and Wastewater
                   System 1                                                  5.875      07/01/2035          472,745
---------------------------------------------------------------------------------------------------------------------
       5,295,000   Guam Power Authority, Series A 1                          5.125      10/01/2029        5,054,130
---------------------------------------------------------------------------------------------------------------------
      10,100,000   Guam Power Authority, Series A                            5.250      10/01/2034        9,655,095
---------------------------------------------------------------------------------------------------------------------
       1,000,000   Guam Tobacco Settlement Economic Devel. & Commerce
                   Authority (TASC)                                          5.625      06/01/2047          955,150
---------------------------------------------------------------------------------------------------------------------
      19,710,000   Puerto Rico Aqueduct & Sewer Authority 7                  0.000 5    07/01/2024       16,565,664
---------------------------------------------------------------------------------------------------------------------
       3,000,000   Puerto Rico Aqueduct & Sewer Authority                    6.000      07/01/2038        3,066,480
---------------------------------------------------------------------------------------------------------------------
      11,800,000   Puerto Rico Aqueduct & Sewer Authority                    6.000      07/01/2044       12,061,488
---------------------------------------------------------------------------------------------------------------------
          15,000   Puerto Rico Children's Trust Fund (TASC)                  5.375      05/15/2033           14,314
---------------------------------------------------------------------------------------------------------------------
      11,900,000   Puerto Rico Children's Trust Fund (TASC) 7                5.500      05/15/2039       11,487,070
---------------------------------------------------------------------------------------------------------------------
      30,000,000   Puerto Rico Children's Trust Fund (TASC)                  5.625      05/15/2043       29,039,700
---------------------------------------------------------------------------------------------------------------------
     124,000,000   Puerto Rico Children's Trust Fund (TASC)                  6.426 3    05/15/2050        6,200,000
---------------------------------------------------------------------------------------------------------------------
       4,030,000   Puerto Rico Commonwealth GO                               5.000      07/01/2027        3,833,538
---------------------------------------------------------------------------------------------------------------------
      12,230,000   Puerto Rico Commonwealth GO                               5.000      07/01/2034       11,179,076
---------------------------------------------------------------------------------------------------------------------
       4,940,000   Puerto Rico Commonwealth GO 1                             5.250      07/01/2031        4,741,066
---------------------------------------------------------------------------------------------------------------------
      12,380,000   Puerto Rico Commonwealth GO                               5.250      07/01/2032       11,839,489
---------------------------------------------------------------------------------------------------------------------
       1,185,000   Puerto Rico Commonwealth GO                               5.250      07/01/2034        1,126,651
---------------------------------------------------------------------------------------------------------------------
       5,500,000   Puerto Rico Commonwealth GO                               5.250      07/01/2037        5,246,890
---------------------------------------------------------------------------------------------------------------------
       1,005,000   Puerto Rico Commonwealth GO                               5.500      07/01/2018        1,063,853
---------------------------------------------------------------------------------------------------------------------
      23,930,000   Puerto Rico Electric Power Authority, Series TT           5.000      07/01/2037       22,296,060
---------------------------------------------------------------------------------------------------------------------
      40,500,000   Puerto Rico Electric Power Authority, Series UU 2,7       3.848 4    07/01/2025       28,350,057

                  32 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

       PRINCIPAL
          AMOUNT                                                            COUPON        MATURITY           VALUE
--------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS Continued
$     19,600,000   Puerto Rico Electric Power Authority, Series UU 2,7       3.868% 4   07/01/2031   $  13,720,028
--------------------------------------------------------------------------------------------------------------------
      10,000,000   Puerto Rico Electric Power Authority, Series UU           3.848 4    07/01/2025       7,000,000
--------------------------------------------------------------------------------------------------------------------
         355,000   Puerto Rico Highway & Transportation Authority 1          5.000      07/01/2028         333,867
--------------------------------------------------------------------------------------------------------------------
          15,000   Puerto Rico Highway & Transportation Authority,
                   Series A                                                  5.000      07/01/2038          13,735
--------------------------------------------------------------------------------------------------------------------
       1,100,000   Puerto Rico Highway & Transportation Authority,
                   Series AA                                                 5.000      07/01/2035       1,027,114
--------------------------------------------------------------------------------------------------------------------
       7,045,000   Puerto Rico Highway & Transportation Authority,
                   Series G                                                  5.000      07/01/2042       6,413,345
--------------------------------------------------------------------------------------------------------------------
       1,000,000   Puerto Rico Highway & Transportation Authority,
                   Series K 1                                                5.000      07/01/2027         939,870
--------------------------------------------------------------------------------------------------------------------
      20,855,000   Puerto Rico Highway & Transportation Authority,
                   Series K                                                  5.000      07/01/2030      19,448,330
--------------------------------------------------------------------------------------------------------------------
         725,000   Puerto Rico Highway & Transportation Authority,
                   Series M 1                                                5.000      07/01/2037         665,623
--------------------------------------------------------------------------------------------------------------------
      28,905,000   Puerto Rico Highway & Transportation Authority,
                   Series M                                                  5.000      07/01/2046      26,213,655
--------------------------------------------------------------------------------------------------------------------
      22,000,000   Puerto Rico Highway & Transportation Authority,
                   Series N 2                                                3.698 4    07/01/2045      15,399,967
--------------------------------------------------------------------------------------------------------------------
      17,000,000   Puerto Rico Highway & Transportation Authority,
                   Series N                                                  5.250      07/01/2039      16,269,850
--------------------------------------------------------------------------------------------------------------------
       5,480,000   Puerto Rico IMEPCF (American Airlines)                    6.450      12/01/2025       4,797,576
--------------------------------------------------------------------------------------------------------------------
       5,700,000   Puerto Rico Infrastructure                                5.000      07/01/2031       5,285,838
--------------------------------------------------------------------------------------------------------------------
      16,900,000   Puerto Rico Infrastructure                                5.000      07/01/2037      15,515,890
--------------------------------------------------------------------------------------------------------------------
      24,550,000   Puerto Rico Infrastructure                                5.000      07/01/2041      22,200,320
--------------------------------------------------------------------------------------------------------------------
      19,275,000   Puerto Rico Infrastructure                                5.000      07/01/2046      17,480,305
--------------------------------------------------------------------------------------------------------------------
      15,000,000   Puerto Rico Infrastructure                                5.650 3    07/01/2029       4,256,700
--------------------------------------------------------------------------------------------------------------------
         105,000   Puerto Rico ITEMECF (G.R.B. Guaynabo)                     5.625      07/01/2022         105,057
--------------------------------------------------------------------------------------------------------------------
       4,305,000   Puerto Rico ITEMECF (Polytechnic University of Puerto
                   Rico)                                                     5.000      08/01/2022       3,931,369
--------------------------------------------------------------------------------------------------------------------
       5,000,000   Puerto Rico Public Buildings Authority                    5.000      07/01/2036       4,550,100
--------------------------------------------------------------------------------------------------------------------
       2,500,000   Puerto Rico Public Buildings Authority                    5.000      07/01/2037       2,271,850
--------------------------------------------------------------------------------------------------------------------
          40,000   Puerto Rico Public Buildings Authority                    5.125      07/01/2022          43,258
--------------------------------------------------------------------------------------------------------------------
          10,000   Puerto Rico Public Buildings Authority                    5.125      07/01/2022           9,944
--------------------------------------------------------------------------------------------------------------------
         910,000   Puerto Rico Public Buildings Authority                    5.250      07/01/2029         877,195
--------------------------------------------------------------------------------------------------------------------
       1,000,000   Puerto Rico Public Buildings Authority, Series D          5.250      07/01/2036         953,260
--------------------------------------------------------------------------------------------------------------------
      16,000,000   Puerto Rico Sales Tax Financing Corp., Series A 2         4.221 4    08/01/2057      11,360,000
--------------------------------------------------------------------------------------------------------------------
      33,150,000   Puerto Rico Sales Tax Financing Corp., Series A           5.250      08/01/2057      30,899,115
--------------------------------------------------------------------------------------------------------------------
     309,125,000   Puerto Rico Sales Tax Financing Corp., Series A           6.580 3    08/01/2054      20,368,246
--------------------------------------------------------------------------------------------------------------------
       1,000,000   University of Puerto Rico                                 5.000      06/01/2025         958,770
--------------------------------------------------------------------------------------------------------------------
       5,925,000   University of Puerto Rico, Series Q                       5.000      06/01/2030       5,511,850
--------------------------------------------------------------------------------------------------------------------
       1,700,000   University of Puerto Rico, Series Q                       5.000      06/01/2036       1,547,238
--------------------------------------------------------------------------------------------------------------------
       1,000,000   University of V.I., Series A                              5.375      06/01/2034         924,730
--------------------------------------------------------------------------------------------------------------------
       1,700,000   V.I. Public Finance Authority (Gross Receipts Taxes
                   Loan)                                                     5.000      10/01/2031       1,586,508
--------------------------------------------------------------------------------------------------------------------
       1,485,000   V.I. Public Finance Authority, Series A                   5.500      10/01/2022       1,494,281
--------------------------------------------------------------------------------------------------------------------
         250,000   V.I. Water & Power Authority                              5.300      07/01/2018         249,474
                                                                                                     ---------------
                                                                                                       451,929,996

                  33 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                                               VALUE
--------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $1,820,353,469)--124.6%         $    1,722,372,426
--------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(24.6)                           (340,037,348)
                                                                  --------------------
NET ASSETS--100.0%                                                $    1,382,335,078
                                                                  ====================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. All or a portion of the security has been segregated for collateral to cover borrowings. See Note 6 of accompanying Notes.

2. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See Note 1 of accompanying Notes.

3.    Zero coupon bond reflects effective yield on the date of purchase.

4. Represents the current interest rate for a variable or increasing rate security.

5. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

6. Illiquid security. The aggregate value of illiquid securities as of March 31, 2008 was $57,532,597, which represents 4.16% of the Fund's net assets. See Note 5 of accompanying Notes.

7. When-issued security or delayed delivery to be delivered and settled after March 31, 2008. See Note 1 of accompanying Notes.

To simplify the listings of securities, abbreviations are used per the table below:

ACDS        Assoc. for Children with Down Syndrome           LIHIA        Long Island Head Injury Assoc.
ACLD        Adults and Children with Learning and            LILCO        Long Island Lighting Corp.
            Developmental Disabilities                       LIMC         Long Island Medical Center
ALIA        Alliance of Long Island Agencies                 MSH/NYU      Mount Sinai Hospital/New York University
AP          Advantage Planning, Inc.                         MTA          Metropolitan Transportation Authority
ARC         Assoc. of Retarded Citizens                      NCMRS        Nassau Community Mental Retardation
CCRC        Continuing Care Retirement Community                          Services Company
CMA         Community Mainstreaming Associates, Inc.         NSLIJHS      North Shore Long Island Jewish Health
COP         Certificates of Participation                                 System
CSMR        Community Services for the Mentally              NSUHGC       North Shore University Hospital at Glen
            Retarded                                                      Cove
DA          Dormitory Authority                              NY/NJ        New York/New Jersey
DDI         Developmental Disabilities Institute             NYC          New York City
EFC         Environmental Facilities Corp.                   NYS          New York State
EFLI        Epilepsy Foundation of L.I., Inc.                NYU          New York University
ERDA        Energy Research and Devel. Authority             PSCH         Professional Service Centers for the
FREE        Family Residences and Essential Enterprises                   Handicapped, Inc.
GO          General Obligation                               RITES        Residual Interest Tax Exempt Security
HAII        Homes Anew II, Inc.                              ROLs         Residual Option Longs
HDC         Housing Devel. Corp.                             SONYMA       State of New York Mortgage Agency
HFA         Housing Finance Agency                           TASC         Tobacco Settlement Asset-Backed Bonds
HFM         Hamilton Fulton Montgomery                       TFABs        Tobacco Flexible Amortization Bonds
HJDOI       Hospital for Joint Diseases Orthopedic           UCPAGS       United Cerebral Palsy Assoc. of Greater
            Institute                                                     Suffolk
IDA         Industrial Devel. Agency                         UDC          Urban Devel. Corp.
IGHL        Independent Group Home for Living                UVBH         United Veteran's Beacon House
IMEPCF      Industrial, Medical and Environmental            V.I.         United States Virgin Islands
            Pollution Control Facilities                     WORCA        Working Organization for Retarded
ITEMECF     Industrial, Tourist, Educational, Medical and                 Children and Adults
            Environmental Community Facilities               YMCA         Young Men's Christian Assoc.
L.I.        Long Island

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  34 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF ASSETS AND LIABILITIES Unaudited
--------------------------------------------------------------------------------

March 31, 2008
-------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $1,820,353,469)--see accompanying statement of investments         $    1,722,372,426
-------------------------------------------------------------------------------------------------------------------
Cash                                                                                                      459,223
-------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                                               21,553,332
Shares of beneficial interest sold                                                                      3,138,064
Investments sold (including $62,168,276 sold on a when-issued or delayed delivery basis)               63,378,165
Due from Manager                                                                                              948
Other                                                                                                      64,834
                                                                                               --------------------
Total assets                                                                                        1,810,966,992
-------------------------------------------------------------------------------------------------------------------
LIABILITIES
Payables and other
liabilities:
Payable for short-term floating rate notes issued (See Note 1)                                        275,160,000
Payable on borrowings (See Note 6)                                                                     57,000,000
Investments purchased (including $78,414,488 purchased on a when-issued or
delayed delivery basis)                                                                                90,098,118
Shares of beneficial interest redeemed                                                                  4,088,370
Dividends                                                                                               1,185,887
Distribution and service plan fees                                                                        739,245
Trustees' compensation                                                                                    179,376
Interest expense on borrowings                                                                            110,687
Transfer and shareholder servicing agent fees                                                              35,161
Other                                                                                                      35,070
                                                                                               --------------------
Total liabilities                                                                                     428,631,914
-------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                     $    1,382,335,078
                                                                                               ====================

-------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------------------------------------

Par value of shares of beneficial interest                                                     $          117,470
-------------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                          1,492,794,076
-------------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                       2,871,236
-------------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                         (15,466,661)
-------------------------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments                                                           (97,981,043)
                                                                                               --------------------
NET ASSETS                                                                                     $    1,382,335,078
                                                                                               ====================

                   35 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------------------

Class A Shares:
Net asset value and redemption price per share (based on net assets of
$1,200,957,469 and 102,061,697 shares of beneficial interest outstanding)          $ 11.77
Maximum offering price per share (net asset value plus sales charge of 4.75% of
offering price)                                                                    $ 12.36
--------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $26,235,238
and 2,228,672 shares of beneficial interest outstanding)                           $ 11.77
--------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $155,142,371
and 13,179,633 shares of beneficial interest outstanding)                          $ 11.77

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  36 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF OPERATIONS Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended March 31, 2008
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------------------------------

Interest                                                               $   46,980,397
---------------------------------------------------------------------------------------
EXPENSES
---------------------------------------------------------------------------------------

Management fees                                                             3,240,654
---------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                     1,364,896
Class B                                                                       145,130
Class C                                                                       818,429
---------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                       185,258
Class B                                                                        11,777
Class C                                                                        34,174
---------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                        22,692
Class B                                                                         1,013
Class C                                                                         2,621
---------------------------------------------------------------------------------------
Interest expense and fees on short-term floating rate notes issued
(See Note 1)                                                                5,155,152
---------------------------------------------------------------------------------------
Interest expense on borrowings                                                424,704
---------------------------------------------------------------------------------------
Trustees' compensation                                                         31,886
---------------------------------------------------------------------------------------
Custodian fees and expenses                                                    27,442
---------------------------------------------------------------------------------------
Other                                                                         129,222
                                                                       ----------------
Total expenses                                                             11,595,050
Less reduction to custodian expenses                                          (24,045)
                                                                       ----------------
Net expenses                                                               11,571,005

---------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                      35,409,392
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
---------------------------------------------------------------------------------------

Net realized gain (loss) on:
Investments                                                                (7,463,368)
Increase from payment by affiliate                                                948
                                                                       ----------------
Net realized loss                                                          (7,462,420)
---------------------------------------------------------------------------------------
Net change in unrealized depreciation on investments                     (102,984,334)

---------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $  (75,037,362)
                                                                       ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  37 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                SIX MONTHS                 YEAR
                                                                                                     ENDED                ENDED
                                                                                            MARCH 31, 2008        SEPTEMBER 30,
                                                                                               (UNAUDITED)                 2007
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------

Net investment income                                                                       $   35,409,392     $     57,657,872
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                                        (7,462,420)          (6,766,269)
---------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                          (102,984,334)         (56,008,516)
                                                                                           --------------------------------------
Net decrease in net assets resulting from operations                                           (75,037,362)          (5,116,913)

---------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------

Dividends from net investment income:
Class A                                                                                        (29,019,869)         (50,787,239)
Class B                                                                                           (542,037)          (1,144,591)
Class C                                                                                         (3,097,023)          (5,020,664)
                                                                                           --------------------------------------
                                                                                               (32,658,929)         (56,952,494)

---------------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                                                 --             (125,198)
Class B                                                                                                 --               (3,742)
Class C                                                                                                 --              (14,095)
                                                                                           --------------------------------------
                                                                                                        --             (143,035)

---------------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
---------------------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A                                                                                         18,840,880          323,496,770
Class B                                                                                         (2,647,023)            (466,729)
Class C                                                                                          3,289,535           64,362,269
                                                                                           --------------------------------------
                                                                                                19,483,392          387,392,310

---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------

Total increase (decrease)                                                                      (88,212,899)         325,179,868
---------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                          1,470,547,977        1,145,368,109
                                                                                           --------------------------------------

End of period (including accumulated net investment income of
$2,871,236 and $120,773, respectively)                                                     $ 1,382,335,078     $  1,470,547,977
                                                                                           ======================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  38 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF CASH FLOWS
--------------------------------------------------------------------------------

For the Six Months Ended March 31, 2008
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
Net decrease in net assets from operations                              $  (75,037,362)
----------------------------------------------------------------------------------------
Adjustments to reconcile net decrease in net assets from operations to net cash used in operating activities:
Purchase of investment securities                                         (326,684,188)
Proceeds from disposition of investment securities                         301,594,083
Short-term investment securities, net                                      (34,572,082)
Premium amortization                                                         1,292,510
Discount accretion                                                          (2,306,491)
Net realized loss on investments                                             7,462,420
Net change in unrealized depreciation on investments                       102,984,334
Increase in interest receivable                                                (62,009)
Increase in receivable for securities sold                                 (62,244,145)
Increase in other assets                                                       (15,712)
Increase in payable for securities purchased                                83,485,277
Decrease in payable for accrued expenses                                      (150,730)
                                                                        ----------------
Net cash used in operating activities                                       (4,254,095)

----------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES
----------------------------------------------------------------------------------------

Proceeds from bank borrowings                                              221,000,000
Payments on bank borrowings                                               (190,700,000)
Payments on short-term floating rate notes issued                          (16,505,000)
Proceeds from shares sold                                                  255,633,017
Payment on shares redeemed                                                (254,917,321)
Cash distributions paid                                                    (10,282,997)
                                                                        ----------------
Net cash provided by financing activities                                    4,227,699

----------------------------------------------------------------------------------------
Net decrease in cash                                                           (26,396)
----------------------------------------------------------------------------------------
Cash, beginning balance                                                        485,619
                                                                        ----------------
Cash, ending balance                                                    $      459,223
                                                                        ================

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $22,140,020.
Cash paid for interest on bank borrowings -- $379,740.
Cash paid for interest on short-term floating rate notes issued --
$5,155,152.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  39 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                      Six Months
                                                           Ended
                                                  March 31, 2008                                         Year Ended September 30,
Class A                                              (Unaudited)         2007          2006         2005        2004         2003
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Data
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $        12.68   $    13.22    $    12.91   $    12.45   $   12.31    $   12.75
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                        .31 1        .57 1         .61 1        .66 1       .72          .71
Net realized and unrealized gain (loss)                     (.94)        (.55)          .34          .49         .11         (.44)
                                                  ---------------------------------------------------------------------------------
Total from investment operations                            (.63)         .02           .95         1.15         .83          .27
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        (.28)        (.56)         (.64)        (.69)       (.69)        (.71)
Distributions from net realized gain                          --           --  2         --           --          --           --
                                                  ---------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                             (.28)        (.56)         (.64)        (.69)       (.69)        (.71)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $        11.77   $    12.68   $     13.22      $  12.9 1 $   12.45  $     12.31
                                                  =================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value 3                         (5.01)%       0.15%         7.61%        9.41%       6.91%        2.07%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $    1,200,958   $1,275,590   $ 1,005,912   $  659,975   $ 539,834    $ 533,563
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $    1,263,543   $1,181,757   $   824,276   $  580,413   $ 536,613    $ 531,977
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                       4.97%        4.35%         4.76%        5.17%       5.84%        5.57%
Expenses excluding interest and fees
on short-term floating rate notes issued                    0.78%        0.82%         0.90%        0.93%       0.91%        0.93%
Interest and fees on short-term
floating rate notes issued 5                                0.71%        0.69%         0.61%        0.43%       0.26%        0.26%
                                                  ---------------------------------------------------------------------------------
Total expenses                                              1.49%        1.51%         1.51%        1.36%       1.17%        1.19%
Expenses after payments, waivers
and/or reimbursements and reduction
to custodian expenses                                       1.49%        1.51%         1.51%        1.36%       1.14%        1.19%
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       19%          26%           36%           8%          5%          45%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjuction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  40 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

                                                  SIX MONTHS
                                                       ENDED
                                              MARCH 31, 2008                                      YEAR ENDED SEPTEMBER 30,
CLASS B                                          (UNAUDITED)         2007         2006        2005        2004        2003
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $        12.68    $   13.22    $   12.91    $  12.45    $  12.32    $  12.75
----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                    .26 1        .47 1        .51 1       .56 1       .62         .60
Net realized and unrealized gain (loss)                 (.94)        (.55)         .34         .49         .10        (.42)
                                              ------------------------------------------------------------------------------
Total from investment operations                        (.68)        (.08)         .85        1.05         .72         .18
----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                    (.23)        (.46)        (.54)       (.59)       (.59)       (.61)
Distributions from net realized gain                      --           -- 2         --          --          --          --
                                              ------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                         (.23)        (.46)        (.54)       (.59)       (.59)       (.61)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $        11.77    $   12.68    $   13.22    $  12.91    $  12.45    $  12.32
                                              ==============================================================================

----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                    (5.41)%       (0.65)%       6.76%       8.55%       5.99%       1.36%
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)      $       26,235    $  30,982    $  32,793    $ 26,680    $ 27,555    $ 32,851
----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)             $       28,974    $  32,663    $  29,544    $ 26,977    $ 30,212    $ 36,000
----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                   4.12%        3.55%        3.99%       4.41%       5.05%       4.77%
Expenses excluding interest and fees
on short-term floating rate notes issued                1.62%        1.62%        1.70%       1.71%       1.69%       1.71%
Interest and fees on short-term
floating rate notes issued 5                            0.71%        0.69%        0.61%       0.43%       0.26%       0.26%
                                              ------------------------------------------------------------------------------
Total expenses                                          2.33%        2.31%        2.31%       2.14%       1.95%       1.97%
Expenses after payments, waivers
and/or reimbursements and reduction
to custodian expenses                                   2.33%        2.31%        2.30%       2.14%       1.92%       1.97%
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   19%          26%          36%          8%          5%         45%


1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjuction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  41 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

                                                      SIX MONTHS
                                                           ENDED
                                                  MARCH 31, 2008                                     YEAR ENDED SEPTEMBER 30,
CLASS C                                              (UNAUDITED)        2007         2006        2005        2004        2003
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $        12.68   $   13.22   $    12.91   $   12.45   $  12.32    $   12.75
-------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                        .26 1       .47 1        .50 1       .55 1       .62         .60
Net realized and unrealized gain (loss)                     (.94)       (.55)         .35         .50         .10        (.42)
                                                  -----------------------------------------------------------------------------
Total from investment operations                            (.68)       (.08)         .85        1.05         .72         .18
-------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        (.23)       (.46)        (.54)       (.59)       (.59)       (.61)
Distributions from net realized gain                          --          -- 2         --          --          --          --
                                                  -----------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                             (.23)       (.46)        (.54)       (.59)       (.59)       (.61)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $        11.77   $   12.68   $    13.22   $   12.91   $   12.45   $   12.32
                                                  =============================================================================

-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                         (5.39)%     (0.62)%       6.78%       8.55%       5.99%       1.35%
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $      155,142   $ 163,976   $  106,663   $  31,119   $  15,723   $  13,080
-------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $      163,411   $ 142,905   $   64,991   $  20,347   $  14,598   $  11,852
-------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                       4.17%       3.58%        3.89%       4.32%       5.04%       4.78%
Expenses excluding interest and fees
on short-term floating rate notes issued                    1.58%       1.59%        1.66%       1.70%       1.69%       1.72%
Interest and fees on short-term
floating rate notes issued 5                                0.71%       0.69%        0.61%       0.43%       0.26%       0.26%
                                                  -----------------------------------------------------------------------------
Total expenses                                              2.29%       2.28%        2.27%       2.13%       1.95%       1.98%
Expenses after payments, waivers
and/or reimbursements and reduction
to custodian expenses                                       2.29%       2.28%        2.27%       2.13%       1.92%       1.98%
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       19%         26%          36%          8%          5%         45%


1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjuction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  42 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer AMT-Free New York Municipals (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek the maximum current income exempt from federal, New York State and New York City income taxes for individual investors consistent with preservation of capital. The Fund's investment adviser is OppenheimerFunds, Inc. (the "Manager").

      The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge ("CDSC"). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of

                  43 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

the Board of Trustees. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of March 31, 2008, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                                                      WHEN-ISSUED OR
                                                    DELAYED DELIVERY
                                                  BASIS TRANSACTIONS
                ----------------------------------------------------
                Purchased securities                     $78,414,488
                Sold securities                           62,168,276

--------------------------------------------------------------------------------
INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may invest up to 20% of its total assets (which includes the effects of leverage) in inverse floaters. Inverse floaters, including the effects of leverage, amount to $252,256,779 as of March 31, 2008, which represents 13.93% of the Fund's total assets.

      Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor")

                  44 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations. At March 31, 2008, municipal bond holdings with a value of $366,910,349 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $275,160,000 in short-term floating rate notes issued and outstanding at that date.

At March 31, 2008, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

   PRINCIPAL                                                         COUPON     MATURITY
      AMOUNT  INVERSE FLOATER 1                                      RATE 2         DATE              VALUE
-------------------------------------------------------------------------------------------------------------
              Erie County, NY Tobacco Asset Securitization
$  6,500,000  Corp. RITES                                             5.566%      6/1/45      $   4,849,455
              Erie County, NY Tobacco Asset Securitization
   5,400,000  Corp. RITES                                             5.566       6/1/45          4,028,778
   5,750,000  L.I., NY Power Authority RITES                          6.218       9/1/33          5,455,945
   2,950,000  NY Counties Tobacco Trust IV RITES                      4.908       6/1/42          2,251,204
   3,460,000  NY MTA ROLs 3                                          12.900     11/15/31          3,495,915
   7,500,000  NY MTA ROLs 3                                          12.400     11/15/31          7,252,050
  10,000,000  NY Triborough Bridge & Tunnel Authority RITES          11.564     11/15/32          9,718,000
   4,550,000  NY Triborough Bridge & Tunnel Authority RITES          12.055     11/15/29          4,656,652
   3,585,000  NY Triborough Bridge & Tunnel Authority RITES          11.556     11/15/32          3,483,903
   2,560,000  NY Triborough Bridge & Tunnel Authority RITES          11.564     11/15/27          2,664,550
   2,500,000  NY Triborough Bridge & Tunnel Authority RITES           8.089     11/15/23          2,802,900
   2,500,000  NY Triborough Bridge & Tunnel Authority ROLs           12.940     11/15/32          2,429,500
   5,000,000  NYC GO RITES                                            9.501       8/1/21          5,578,300
   5,000,000  NYC Municipal Water Finance Authority ROLs             12.940      6/15/37          4,958,700

                  45 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

   PRINCIPAL                                                            COUPON    MATURITY
      AMOUNT  INVERSE FLOATER 1                                         RATE 2        DATE              VALUE
---------------------------------------------------------------------------------------------------------------
$  5,000,000  NYC Municipal Water Finance Authority ROLs 3              11.640%    6/15/35       $  4,288,600
   2,195,000  NYS DA ROLs 3                                              0.000 4    2/1/28            129,505
  19,140,000  Port Authority NY/NJ RITES                                  5.71 5   12/1/34         19,141,340
  18,500,000  Puerto Rico Electric Power Authority ROLs 3                0.000 4    7/1/31            470,085
              Puerto Rico Highway & Transportation
   7,335,000  Authority ROLs 3                                           4.870      7/1/45            734,967
   8,000,000  Puerto Rico Sales Tax Financing Corp. ROLs 3               8.574      8/1/57          3,360,000
                                                                                                 --------------
                                                                                                 $ 91,750,349
                                                                                                 ==============

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 34 of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater."

3. Security is subject to a shortfall and forbearance agreement.

4. The underlying bond was purchased on a when-issued or delayed delivery basis. Therefore, the interest will be determined upon settlement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of March 31, 2008, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at approximately $116,835,000.

--------------------------------------------------------------------------------
CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state. Certain economic, regulatory or political developments occurring in the state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments

                  46 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting period ends.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      During the fiscal year ended September 30, 2007, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of September 30, 2007, the Fund had available for federal income tax purposes post-October losses of $6,592,824.

      As of March 31, 2008, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $14,055,244. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended March 31, 2008, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

        Federal tax cost of securities      $  1,849,468,845
                                            ================
        Gross unrealized appreciation       $     11,889,258
        Gross unrealized depreciation           (138,985,677)
                                            ----------------
        Net unrealized depreciation         $   (127,096,419)
                                            ================

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan (the "Plan") for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the "Freeze Date") and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended March 31, 2008, the Fund's projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

                  47 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

                Projected Benefit Obligations Increased       $ 16,696
                Payments Made to Retired Trustees               11,999
                Accumulated Liability as of March 31, 2008     117,053

The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection

                  48 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                               SIX MONTHS ENDED MARCH 31, 2008     YEAR ENDED SEPTEMBER 30, 2007
                                       SHARES           AMOUNT           SHARES           AMOUNT
---------------------------------------------------------------------------------------------------
CLASS A
Sold                               17,642,629    $ 219,414,240       36,225,517    $ 475,962,216
Dividends and/or
distributions reinvested            1,602,875       19,818,357        2,642,399       34,533,192
Redeemed                          (17,790,494)    (220,391,717)     (14,369,019)    (186,998,638)
                                  -----------------------------------------------------------------
Net increase                        1,455,010    $  18,840,880       24,498,897    $ 323,496,770
                                  =================================================================

---------------------------------------------------------------------------------------------------
CLASS B
Sold                                  192,361    $   2,375,860          643,385    $   8,494,157
Dividends and/or
distributions reinvested               29,147          360,602           57,320          750,483
Redeemed                             (435,438)      (5,383,485)        (738,301)      (9,711,369)
                                  -----------------------------------------------------------------
Net decrease                         (213,930)   $  (2,647,023)         (37,596)   $    (466,729)
                                  =================================================================

---------------------------------------------------------------------------------------------------
CLASS C
Sold                                2,559,860    $  31,750,279        6,888,631    $  90,679,430
Dividends and/or
distributions reinvested              158,648        1,961,061          235,413        3,073,909
Redeemed                           (2,466,918)     (30,421,805)      (2,263,503)     (29,391,070)
                                  -----------------------------------------------------------------
Net increase                          251,590    $   3,289,535        4,860,541    $  64,362,269
                                  =================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended March 31, 2008, were as follows:

                                             PURCHASES             SALES
            ------------------------------------------------------------
            Investment securities         $326,684,188      $301,594,083

                  49 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

                FEE SCHEDULE
                --------------------------------------------------
                Up to $200 million                           0.60%
                Next $100 million                            0.55
                Next $200 million                            0.50
                Next $250 million                            0.45
                Next $250 million                            0.40
                Over $1 billion                              0.35

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services ("OFS"), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended March 31, 2008, the Fund paid $235,752 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the "Distributor") acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan (the "Plan") for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has adopted Distribution and Service Plans (the "Plans") for Class B and Class C shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the Plans at

                  50 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

March 31, 2008 for Class B and Class C shares were $1,782,771 and $1,962,458, respectively. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges ("CDSC") do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                                          CLASS A            CLASS B            CLASS C
                                       CLASS A         CONTINGENT         CONTINGENT         CONTINGENT
                                     FRONT-END           DEFERRED           DEFERRED           DEFERRED
                                 SALES CHARGES      SALES CHARGES      SALES CHARGES      SALES CHARGES
SIX MONTHS                         RETAINED BY        RETAINED BY        RETAINED BY        RETAINED BY
ENDED                              DISTRIBUTOR        DISTRIBUTOR        DISTRIBUTOR        DISTRIBUTOR
----------------------------------------------------------------------------------------------------------
March 31, 2008                        $147,488            $46,731            $30,699            $28,262
----------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

      During the six months ended March 31, 2008, the Manager voluntarily reimbursed the Fund $948 for certain transactions. The payment increased the Fund's total return by less than 0.01%.

--------------------------------------------------------------------------------
5. ILLIQUID SECURITIES

As of March 31, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
6. BORROWINGS

The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund's share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund's yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.

                  51 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. BORROWINGS Continued

      The Fund entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $1,250,000,000, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (3.1697% as of March 31, 2008). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of an annual commitment fee on the amount of the unused portion of the total facility size. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.

As of March 31, 2008, the Fund had borrowings outstanding at an interest rate of 3.1697%. Details of the borrowings for the six months ended March 31, 2008 are listed in the following table:

          Average Daily Loan Balance                 $ 19,296,721
          Average Daily Interest Rate                       4.600%
          Fees Paid                                  $     53,361
          Interest Paid                              $    379,740

--------------------------------------------------------------------------------
7. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of March 31, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

                  52 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                  53 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS



ITEM 2.  CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 03/31/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Not applicable to semiannual reports.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer AMT - Free New York Municipals

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 05/14/2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 05/14/2008

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 05/14/2008